     As filed with the Securities and Exchange Commission on April 29, 2004


                                                  Registration No. 33-98062
                                                                   811-8814

                       SECURITIES AND EXCHANGE COMMISSION
                       ==================================
                             Washington, D.C. 20549

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [_]
                         Pre-Effective Amendment No.___                      [_]

                       Post-Effective Amendment No. 12                       [X]


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


                                Amendment No. 16


                        COMPANION LIFE SEPARATE ACCOUNT C
                        ---------------------------------
                           (Exact Name of Registrant)

                        COMPANION LIFE INSURANCE COMPANY
                        --------------------------------
                               (Name of Depositor)

                    303 Merrick Road Lynbrook, New York 11563
              ----------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (402) 351-5225
                Depositor's Telephone Number, including Area Code

                     Name and Address of Agent for Service:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

 It is proposed that this filing will become effective (check appropriate box):


[_]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]  on May 1, 2004 pursuant to paragraph (b) of Rule 485.
[_]  60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[_]  on (date) pursuant to paragraph (a)(i) of Rule 485.


If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
[LOGO OF MUTUAL OF OMAHA] Companion of New York         PROSPECTUS:  May 1, 2004

                                                     ULTRANNUITY//(R)// SERIES V
                                                                Flexible Payment
                                                Variable Deferred Annuity Policy
--------------------------------------------------------------------------------

     This Prospectus describes ULTRANNUITY//(R)// SERIES V, a variable annuity policy offered by Companion Life Insurance Company. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.

--------------------------------------------------------------------------------
The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.

The Policy includes 32 variable options (where you have the investment risk) with investment portfolios from:

   .  The Alger American Fund
   .  Federated Insurance Series
   . Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II
   .  MFS Variable Insurance Trust
   .  Pioneer Variable Contracts Trust
   .  Scudder Investment VIT Funds
   .  Scudder Variable Series I
   . T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc. and International Series, Inc.
   .  Van Kampen Universal Institutional Funds, Inc.

and three fixed rate options (where we have the investment risk).
--------------------------------------------------------------------------------

     The variable investment options are not direct investments in mutual fund shares, but are offered through subaccounts of Companion Life Separate Account
C. The value of your Policy will go up or down based on the investment performance of the variable investment options that you choose.

--------------------------------------------------------------------------------
Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.
--------------------------------------------------------------------------------

     A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

   The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

             Remember that the Policy and the investment portfolios:

             . are subject to risk, including possible loss of principal . are not bank deposits
             .  are not government insured
             .  are not endorsed by any bank or government agency
             .  may not achieve their goals

--------------------------------------------------------------------------------
           COMPANION LIFE INSURANCE COMPANY, Variable Product Services
            P. O. Box 3664, Omaha, Nebraska 68103-0664 1-800-494-0067
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTENTS


                                                                         Page(s)
                                                                         -------
DEFINITIONS                                                                 3
--------------------------------------------------------------------------------
INTRODUCTION AND SUMMARY                                                   4-9
   Comparison to Other Policies and Investments
   How the Policy Operates
   Fee Table
   Examples of Expenses
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                      10-14
--------------------------------------------------------------------------------
ABOUT US                                                                   15
--------------------------------------------------------------------------------
INVESTMENT OPTIONS                                                        16-24
   Variable Investment Options
   Fixed Rate Options
   Transfers
   Market-Timing Restrictions
   Dollar Cost Averaging
   Systematic Transfer Enrollment Program
   Asset Allocation Program
   Rebalancing Program
--------------------------------------------------------------------------------
IMPORTANT POLICY PROVISIONS                                               25-28
   Policy Application and Purchase Payments
   Accumulation Value
   Telephone Transactions
   Death of Annuitant
   Delay of Payments
   Minor Owner or Beneficiary
   Policy Termination
--------------------------------------------------------------------------------
EXPENSES                                                                  29-31
   Withdrawal Charge
   Mortality and Expense Risk Charge
   Administrative Charges
   Transfer Fee
   Taxes
   Other Expenses; Investment Advisory Fees
--------------------------------------------------------------------------------
POLICY DISTRIBUTIONS                                                      32-36
   Withdrawals
   Annuity Payments
   Death Benefits
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                       37-39
   Taxation of Nonqualified Policies
   Taxation of Qualified Policies
   Possible Tax Law Changes
--------------------------------------------------------------------------------
MISCELLANEOUS                                                             40-44
   Distributor of the Policies
   Sales to Employees
   Voting Rights
   Distribution of Materials
   Legal Proceedings
   USA Patriot Act Notice
   Privacy Notice
   Do You Have Questions?
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION                                        45

--------------------------------------------------------------------------------
DEFINITIONS

Accumulation Unit is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed rate investment options).

Annuitant is the person on whose life annuity payments involving life contingencies are based.

Annuity Starting Date is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 90/th/ birthday.

Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less any applicable withdrawal charge and Policy fee.

Owner is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

Policy is the Ultrannuity//(R)// Series V, a variable annuity policy offered by us through this Prospectus.

Policy Year is measured from the annual anniversary dates of the date of issue of the Policy.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, Companion is Companion Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is Companion Life Separate Account C, a separate account maintained by us.

Variable Annuity Unit is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

Written Notice is written notice, signed by you, that gives us the information we require and is received at Companion, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

----------------------------------------

     This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

--------------------------------------------------------------------------------
INTRODUCTION AND SUMMARY

     This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.

     The Ultrannuity//(R)// Series V Policy described in this Prospectus is a contract between you and Companion Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to as many as 32 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to three fixed rate options, where we guarantee you will earn a fixed rate of interest. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.

     During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge, they may be taxable, and a penalty tax may apply.

     The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. Some or all of each payment will be taxable.

[ ]  COMPARISON TO OTHER POLICIES AND INVESTMENTS

     Compared to fixed annuities. Like fixed-interest annuities, the Policy:

     .  offers the ability to accumulate capital on a tax-deferred basis;
     . offers the ability to have a guaranteed minimum return on your investment (if you choose a fixed rate option);
     . allows you to make withdrawals from your Policy; and . can provide annuity payments for the rest of your life or for some other period.

--------------------------------------------------------------------------------
A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deffered basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.
--------------------------------------------------------------------------------

     The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

     Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

     . The Policy provides a death benefit that could be higher than the value of the Policy.
     . Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
     . Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
     . You can make transfers from one underlying investment portfolio to another without tax liability.
     . Dividends and capital gains distributed by the investment portfolios are automatically reinvested.
     . Withdrawals before age 591/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.
     . Withdrawals of more than 15% of the Accumulation Value of the Policy can result in a withdrawal charge during the first seven years of the Policy.
     . New York insurance law grants you 10 days to review your Policy and cancel it. The terms of this "right to examine" period are stated on the cover of your Policy.

     . We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

[ ]  HOW THE POLICY OPERATES

     The following chart summarizes how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this Prospectus.

               --------------------------------------------------
                                PURCHASE PAYMENTS

               . Minimum initial purchase payment is $5,000 ($2,000 if you elect to make electronic funds transfer payments of at least $100 per month, or quarterly, semiannual or annual purchase payment equivalents).
               .  Minimum additional purchase payment is $500.
               .  No additional purchase payments will be
                  accepted after earlier of the Annuity Starting Date or your 83/rd/ birthday.
               --------------------------------------------------

          ------------------------------------------------------------
                         INVESTMENT OF PURCHASE PAYMENTS

          You direct the allocation of all purchase payments among the 32 Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.
          ------------------------------------------------------------

--------------------------------------------------------------------------------
                             DEDUCTIONS FROM ASSETS

..  Daily charges deducted from the net assets in the Variable Account equal an annual rate of:
   - 1.00% for our mortality and expense risk;
   - 0.20% for our administrative expenses.
..  Annual Policy Fee of $30 per year assessed on each Policy anniversary if your
   Policy has an Accumulation Value of $50,000 or less, no annual Policy fee is assessed if your Policy has an Accumulation Value of more than $50,000 on the Policy Anniversary.
..  $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.
..  Investment advisory fees and fund expenses are deducted from the assets of each investment portfolio.
--------------------------------------------------------------------------------

     ----------------------------------------------------------------------
                               ACCUMULATION VALUE

     . Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as withdrawals).
     . Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.
     . Accumulation Value can be transferred among the Subaccounts and the fixed account.
     . Dollar cost averaging, asset allocation and rebalancing programs are available.
     . Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------
                       ACCUMULATION VALUE BENEFITS

.. You can withdraw all or part of the Cash Surrender Value. Each Policy Year, up to 15% of the Accumulation Value as of the date of the first withdrawal that Policy Year may be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; the charge is 7% if the withdrawal is made in the first year after a purchase payment is made and then the withdrawal charge decreases by 1% in each successive year to 0% after the seventh year. (Taxes and tax penalties may also apply to withdrawals.)
..  Fixed and variable annuity payout options are available.

                               DEATH BENEFITS

..  Available as a lump-sum or under a variety of payment options.
--------------------------------------------------------------------------------

Tax-Free Exchanges (1035 Exchanges and Qualified Transfers/Rollovers)

     You can generally exchange one policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code for non-qualified policies and under transfer and rollover rules established by the Internal Revenue Service for certain qualified policies. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

[ ]  FEE TABLE

     The following table lists various costs and expenses that you will pay (directly or indirectly) if you invest in a Policy.

--------------------------------------------------------------------------------
Policy Owner Transaction Expenses
--------------------------------------------------------------------------------
..  Maximum Withdrawal Charge/1/                                     7%
   (as a percentage of each
   purchase payment withdrawn)
--------------------------------------------------------------------------------
..  Transfer Fee         -  First 12 Transfers Per Year:             $0
--------------------------------------------------------------------------------
                        -  Over 12 Transfers in one Policy Year:    $10 each
--------------------------------------------------------------------------------
Variable Account Annual Expenses
   (deducted daily to equal this annual % of Accumulation Value in the Subaccounts)
--------------------------------------------------------------------------------
..  Mortality and Expense Risk Fees                                  1.00%
--------------------------------------------------------------------------------
..  Administrative Expense Charge                                    0.20%
--------------------------------------------------------------------------------
       Total Variable Account Annual Expenses                       1.20%
--------------------------------------------------------------------------------
Other Annual Expenses
--------------------------------------------------------------------------------
..  Annual Policy Fee, $50,000 or less of Accumulation Value         $30 per year
   (determined annually on Policy anniversary date)
..  Annual Policy Fee, more than $50,000 of Accumulation Value       $0 per year
   (determined annually on Policy anniversary date)
--------------------------------------------------------------------------------

----------
/1/ Each Policy Year up to 15% of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; it is 7% in the first year after a purchase payment is made and then decreases by 1% in each successive year to 0% after the seventh year.

     The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the investment portfolios (before fee waiver or expense reimbursement) during the fiscal year ended December 31, 2003. Expenses of the investment portfolios may be higher or lower in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.

Annual Investment Portfolio Operating Expenses:


-------------------------------------------------------------------------------
                                                              Minimum   Maximum
-------------------------------------------------------------------------------
Annual Investment Portfolio Operating Expenses (expenses         0.34%     2.65%
that are deducted from portfolio assets, including
management fees, distribution or service fees (12b-1 fees),
and other expenses)
-------------------------------------------------------------------------------



[ ]  EXAMPLES OF EXPENSES

     The following tables contain examples of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies.

============================================================================================================================
Examples/2 3/
=============
An Owner would pay the
following expenses on a       1. Surrender Policy at end of   2. Annuitize Policy at the end
$10,000 investment, assuming  the time period or annuitize    of the time period and annuity
a 5% annual return on assets  and annuity option 4 (lifetime  Option 4 (lifetime income) IS   3. Policy is not surrendered
if:                           income) is NOT chosen           chosen                          and is not annuitized
----------------------------------------------------------------------------------------------------------------------------
Portfolio                      1Yr     3Yr     5Yr     10Yr    1Yr     3Yr     5Yr     10Yr    1Yr     3Yr     5Yr     10Yr
----------------------------------------------------------------------------------------------------------------------------
Alger American Growth            811    1091    1400    2468     811     672    1151    2468     218     672    1151    2468
Alger American Small
 Capitalization                  824    1128    1461    2591     824     708    1212    2591     230     708    1212    2591
----------------------------------------------------------------------------------------------------------------------------
Federated Prime Money
 Fund II                         818    1113    1435    2540     818     693    1186    2540     225     693    1186    2540
Federated Fund for U.S.
 Government Securities II        824    1128    1461    2591     824     708    1212    2591     230     708    1212    2591
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager:
 Growth                          799    1055    1338    2343     799     635    1089    2343     206     635    1089    2343
Fidelity VIP Contrafund          793    1036    1307    2280     793     617    1059    2280     200     617    1059    2280
Fidelity VIP Equity-Income       783    1005    1255    2174     783     586    1007    2174     190     586    1007    2174
Fidelity VIP Index 500           760     934    1135    1926     760     516     887    1926     167     516     887    1926
Fidelity VIP Mid Cap             822    1122    1451    2571     822     702    1201    2571     228     702    1201    2571
----------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities
 Series                          821    1119    1446    2561     821     699    1196    2561     227     699    1196    2561
MFS Emerging Growth Series       813    1097    1410    2489     813     678    1161    2489     220     678    1161    2489
MFS High Income Series           816    1107    1425    2520     816     687    1176    2520     223     687    1176    2520
MFS Research Series              814    1100    1415    2499     814     681    1166    2499     221     681    1166    2499
MFS Strategic Income Series      838    1170    1532    2733     838     750    1282    2733     244     750    1282    2733
----------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT        829    1143    1486    2642     829     723    1237    2642     235     723    1237    2642
Pioneer Fund VCT                 827    1137    1476    2622     827     717    1227    2622     233     717    1227    2622
Pioneer Growth Shares VCT        871    1270    1697    3059     871     849    1447    3059     277     849    1447    3059
Pioneer Mid-Cap Value VCT        802    1064    1353    2375     802     644    1105    2375     209     644    1105    2375
Pioneer Real Estate Shares
 VCT                             830    1146    1491    2652     830     726    1242    2652     236     726    1242    2652
Pioneer Small Cap Value VCT      991    1626    2279    4159     991    1203    2026    4159     397    1203    2026    4159
----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity
 Index Fund                      836    1164    1522    2713     836     744    1272    2713     242     744    1272    2713
Scudder VIT Small Cap Index
 Fund                            787    1018    1276    2217     787     599    1028    2217     194     599    1028    2217
----------------------------------------------------------------------------------------------------------------------------
Scudder VS1 Global
 Discovery                       876    1285    1722    3108     876     864    1471    3108     282     864    1471    3108
Scudder VS1 Growth & Income      817    1110    1430    2530     817     690    1181    2530     224     690    1181    2530
Scudder VS1 International        832    1152    1501    2673     832     732    1252    2673     238     732    1252    2673
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income      811    1091    1400    2468     811     672    1151    2468     218     672    1151    2468
T. Rowe Price International
 Stock                           832    1152    1501    2673     832     732    1252    2673     238     732    1252    2673
T. Rowe Price Limited-Term
 Bond                            796    1045    1323    2312     796     626    1074    2312     203     626    1074    2312
T. Rowe Price New America
 Growth                          811    1091    1400    2468     811     672    1151    2468     218     672    1151    2468
T. Rowe Price Personal
 Strategy Balanced               814    1100    1415    2499     814     681    1166    2499     221     681    1166    2499
----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging
 Markets Equity                  914    1398    1908    3467     914     977    1657    3467     320     977    1657    3467
Van Kampen UIF Core Plus
 Fixed Income                    799    1055    1338    2343     799     635    1089    2343     206     635    1089    2343
============================================================================================================================


----------
/2/ The $30 annual Policy Fee is reflected as an annual $10 charge per investment portfolio in these examples, based on an average Accumulation Value of $30,000.
/3/ The fee and expense data regarding each Series Fund, which are fees and expenses for 2003, was provided to Companion by the Series Fund. The Series Funds are not affiliated with Companion. We have not independently verified these figures.

     These examples should not be considered representations of past or future expenses. These examples are based on each investment portfolio's expenses for 2003. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate. These examples are before any fee waivers or expense reimbursements that were received.


     ----------------------------------------------------------------------
                 For more detailed information about the Policy,
             Please read the rest of this Prospectus and the Policy.
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

     Our statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account are contained in the Statement of Additional Information. You should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account and/or the Statement of Additional Information, please call or write us at our administrative office. At December 31, 2003, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

                                                       Accumulation    Accumulation       Number of
                                                      Unit Value on    Unit Value at    Accumulation
                     Subaccount                        Commencement     End of Year     Units at End
---------------------------------------------------        Date        (December 31)     of Year/**/
                (Date of Inception)                       ($)/*/           ($)/*/       (December 31)
Alger American Growth (12/13/96)                             12.972
   1996 ...........................................                           13.071                0
   1997 ...........................................                           16.240           26,564
   1998 ...........................................                           23.759           74,096
   1999 ...........................................                           31.395           84,335
   2000 ...........................................                           26.436          102,233
   2001 ...........................................                           23.032          102,562
   2002 ...........................................                           15.248          112,239
   2003 ...........................................                           20.363           84,918
Alger American Small Capitalization (12/13/96)               12.400
   1996 ...........................................                           12.448                0
   1997 ...........................................                           13.690           16,717
   1998 ...........................................                           15.638           36,378
   1999 ...........................................                           22.159           37,123
   2000 ...........................................                           15.939           49,276
   2001 ...........................................                           11.100           52,434
   2002 ...........................................                            8.090           42,695
   2003 ...........................................                           11.378           35,446
Federated Fund for U.S. Government Securities II             10.901
 (12/13/96)
   1996 ...........................................                           10.882                0
   1997 ...........................................                           11.674           31,521
   1998 ...........................................                           12.417          115,478
   1999 ...........................................                           12.195          167,586
   2000 ...........................................                           13.371          133,110
   2001 ...........................................                           14.139          119,899
   2002 ...........................................                           15.234          103,800
   2003 ...........................................                           15.407           97,290
Federated Prime Money Fund II (12/13/96)                      1.057
   1996 ...........................................                            1.059                0
   1997 ...........................................                            1.098          410,506
   1998 ...........................................                            1.138        1,234,433
   1999 ...........................................                            1.176        1,452,451
   2000 ...........................................                            1.231        1,193,668
   2001 ...........................................                            1.262        1,305,562
   2002 ...........................................                            1.264        1,031,047
   2003 ...........................................                            1.258          858,857

                                                       Accumulation    Accumulation       Number of
                                                      Unit Value on    Unit Value at    Accumulation
                     Subaccount                        Commencement     End of Year     Units at End
---------------------------------------------------        Date        (December 31)     of Year/**/
                (Date of Inception)                       ($)/*/           ($)/*/       (December 31)
Fidelity VIP Asset Manager: Growth (12/13/96)                13.346
   1996 ...........................................                           13.353                0
   1997 ...........................................                           16.500           58,425
   1998 ...........................................                           19.167          121,890
   1999 ...........................................                           21.827          127,644
   2000 ...........................................                           18.877          115,868
   2001 ...........................................                           17.271          103,711
   2002 ...........................................                           14.414           88,762
   2003 ...........................................                           17.565           68,168
Fidelity VIP Contrafund (12/13/96)                           13.704
   1996 ...........................................                           14.070                0
   1997 ...........................................                           17.257           27,082
   1998 ...........................................                           22.162           43,182
   1999 ...........................................                           27.208           49,759
   2000 ...........................................                           25.102           48,654
   2001 ...........................................                           17.271          103,711
   2002 ...........................................                           19.492           41,996
   2003 ...........................................                           24.740           28,447
Fidelity VIP Equity-Income (12/13/96)                        12.900
   1996 ...........................................                           13.090                0
   1997 ...........................................                           16.571           48,536
   1998 ...........................................                           18.276          122,503
   1999 ...........................................                           19.200          139,914
   2000 ...........................................                           20.568          144,758
   2001 ...........................................                           19.313          143,512
   2002 ...........................................                           15.848          123,199
   2003 ...........................................                           20.407          106,123
Fidelity VIP Index 500 (5/1/98)                              14.036
   1997 ...........................................                           12.166              N/A
   1998 ...........................................                           15.425           22,471
   1999 ...........................................                           18.367           53,067
   2000 ...........................................                           16.459           84,966
   2001 ...........................................                           14.293           96,173
   2002 ...........................................                           10.979          123,357
   2003 ...........................................                           13.930          112,660
Fidelity VIP Mid Cap (5/1/03)                                10.000
   2003 ...........................................                           14.053                0
MFS Capital Opportunities Series (5/1/98)                    14.829
   1997 ...........................................                           12.394                0
   1998 ...........................................                           15.528            8,136
   1999 ...........................................                           22.618           19,364
   2000 ...........................................                           21.531           42,245
   2001 ...........................................                           16.276           62,106
   2002 ...........................................                           11.306           33,316
   2003 ...........................................                           14.231           50,446
MFS Emerging Growth Series (12/13/96)                        13.637
   1996 ...........................................                           13.480                0
   1997 ...........................................                           16.230           21,242
   1998 ...........................................                           21.521           52,838
   1999 ...........................................                           37.575           53,502
   2000 ...........................................                           29.846           55,328
   2001 ...........................................                           19.612           53,109
   2002 ...........................................                           12.835           44,653
   2003 ...........................................                           16.515           36,021

                                                       Accumulation    Accumulation       Number of
                                                      Unit Value on    Unit Value at    Accumulation
                     Subaccount                        Commencement     End of Year     Units at End
---------------------------------------------------       Date         (December 31)     of Year/**/
                (Date of Inception)                      ($)/*/           ($)/*/        (December 31)
MFS High Income Series (12/13/96)                            11.517
   1996 ...........................................                           11.548                0
   1997 ...........................................                           12.960           17,267
   1998 ...........................................                           12.782           27,426
   1999 ...........................................                           13.442           38,501
   2000 ...........................................                           12.395           36,405
   2001 ...........................................                           12.500           33,348
   2002 ...........................................                           12.667           26,117
   2003 ...........................................                           14.763           24,234
MFS Research Series (12/13/96)                               13.093
   1996 ...........................................                           13.277                0
   1997 ...........................................                           15.775           30,779
   1998 ...........................................                           19.231           62,140
   1999 ...........................................                           23.571           63,162
   2000 ...........................................                           22.159           64,082
   2001 ...........................................                           17.240           61,088
   2002 ...........................................                           12.854           52,620
   2003 ...........................................                           15.838           41,290
MFS Strategic Income Series (12/13/96)                       10.503
   1996 ...........................................                           10.527                0
   1997 ...........................................                           10.283           14,907
   1998 ...........................................                           10.963           39,700
   1999 ...........................................                           10.561           56,404
   2000 ...........................................                           10.945           66,519
   2001 ...........................................                           11.328           54,517
   2002 ...........................................                           12.132           37,611
   2003 ...........................................                           13.231           32,722
Pioneer Equity Income VCT (5/1/2000)                         10.000
   2000 ...........................................                           11.492           24,875
   2001 ...........................................                           10.542           25,932
   2002 ...........................................                            8.744            7,852
   2003 ...........................................                           10.564            5,351
Pioneer Fund VCT (5/1/2000)                                  10.000
   2000 ...........................................                            9.761            3,758
   2001 ...........................................                            8.573           10,424
   2002 ...........................................                            6.840           10,116
   2003 ...........................................                            8.342            8,391
Pioneer Growth Shares VCT (5/1/2000)                         10.000
   2000 ...........................................                            9.290              100
   2001 ...........................................                            7.412              625
   2002 ...........................................                            4.754            1,306
   2003 ...........................................                            5.860            2,281
Pioneer Mid-Cap Value VCT (5/1/98)                           11.771
   1998 ...........................................                           11.156           11,695
   1999 ...........................................                           12.461           28,889
   2000 ...........................................                           14.529           27,865
   2001 ...........................................                           15.285           33,036
   2002 ...........................................                           13.409           53,806
   2003 ...........................................                           18.213           48,229

                                                       Accumulation    Accumulation       Number of
                                                      Unit Value on    Unit Value at    Accumulation
                     Subaccount                        Commencement     End of Year     Units at End
---------------------------------------------------       Date         (December 31)    of Year/**/
                (Date of Inception)                      ($)/*/           ($)/*/        (December 31)
Pioneer Real Estate Shares VCT (5/1/98)                      13.196
   1998 ...........................................                            9.818            4,031
   1999 ...........................................                            9.295            9,564
   2000 ...........................................                           11.895           26,597
   2001 ...........................................                           12.669           31,234
   2002 ...........................................                           12.834           20,657
   2003 ...........................................                           17.086           17,865
Pioneer Small Cap Value VCT (5/1/2003)                       10.000
   2003 ...........................................                           13.578                0
Scudder VIT EAFE(R) Equity Index Fund (5/1/2000)             10.000
   2000 ...........................................                            8.764           29,285
   2001 ...........................................                            6.521           51,879
   2002 ...........................................                            5.051           10,493
   2003 ...........................................                            6.656            7,132
Scudder VIT Small Cap Income Fund (5/1/2000)                 10.000
   2000 ...........................................                            9.288           17,001
   2001 ...........................................                            9.366           25,017
   2002 ...........................................                            7.349            6,406
   2003 ...........................................                           10.632            3,589
Scudder Global Discovery (5/1/98)                            13.631
   1998 ...........................................                           13.176            1,790
   1999 ...........................................                           21.563            3,753
   2000 ...........................................                           20.150            7,361
   2001 ...........................................                           14.939            7,478
   2002 ...........................................                           11.797           10,639
   2003 ...........................................                           17.341            9,451
Scudder Growth and Income (5/1/98)                           13.557
   1998 ...........................................                           12.847           22,458
   1999 ...........................................                           13.425           38,046
   2000 ...........................................                           12.955           37,500
   2001 ...........................................                           11.320           35,780
   2002 ...........................................                            8.566           33,982
   2003 ...........................................                           10.711           25,528
Scudder International (12/13/96)                             11.719
   1996 ...........................................                           12.067                0
   1997 ...........................................                           13.004           15,759
   1998 ...........................................                           15.223           40,818
   1999 ...........................................                           23.241           48,923
   2000 ...........................................                           17.979           54,445
   2001 ...........................................                           12.281           54,883
   2002 ...........................................                            9.906           47,095
   2003 ...........................................                           12.503           39,405
T. Rowe Price Equity Income (12/13/96)                       13.501
   1996 ...........................................                           13.731                0
   1997 ...........................................                           17.481           52,630
   1998 ...........................................                           18.839          118,982
   1999 ...........................................                           19.305          120,958
   2000 ...........................................                           21.564          114,415
   2001 ...........................................                           21.616          110,485
   2002 ...........................................                           18.554          113,471
   2003 ...........................................                           23.007           95,037

                                                       Accumulation    Accumulation       Number of
                                                      Unit Value on    Unit Value at    Accumulation
                     Subaccount                        Commencement     End of Year     Units at End
---------------------------------------------------       Date         (December 31)    of Year/**/
                (Date of Inception)                      ($)/*/           ($)/*/        (December 31)
T. Rowe Price  International Stock (12/13/96)                11.560
   1996 ...........................................                           11.976                0
   1997 ...........................................                           12.200           23,539
   1998 ...........................................                           13.964           57,275
   1999 ...........................................                           18.394           70,203
   2000 ...........................................                           14.932           92,978
   2001 ...........................................                           11.475          102,608
   2002 ...........................................                            9.263          115,094
   2003 ...........................................                           11.946          104,698
T. Rowe Price Limited-Term Bond (12/13/96)                   10.582
   1996 ...........................................                           10.582                0
   1997 ...........................................                           11.160           31,032
   1998 ...........................................                           11.828          114,315
   1999 ...........................................                           11.785          156,206
   2000 ...........................................                           12.720          189,131
   2001 ...........................................                           13.632          188,941
   2002 ...........................................                           14.198          174,977
   2003 ...........................................                           14.628          166,486
T. Rowe Price New America Growth (12/13/96)                  15.121
   1996 ...........................................                           10.582                0
   1997 ...........................................                           11.160           31,032
   1998 ...........................................                           11.828          114,315
   1999 ...........................................                           11.785          156,206
   2000 ...........................................                           12.720          189,131
   2001 ...........................................                           18.602           65,902
   2002 ...........................................                           13.175           50,064
   2003 ...........................................                           17.588           41,006
T. Rowe Price Personal Strategy Balanced
 (12/13/96)                                                  12.552
   1996 ...........................................                           12.719                0
   1997 ...........................................                           14.833           50,339
   1998 ...........................................                           16.755          130,290
   1999 ...........................................                           17.946          153,234
   2000 ...........................................                           18.691          137,229
   2001 ...........................................                           18.020          122,410
   2002 ...........................................                           16.415           99,718
   2003 ...........................................                           20.241           85,220
Van Kampen UIF Emerging Markets Equity (5/1/99)               8.930
   1998 ...........................................                              N/A              N/A
   1999 ...........................................                           13.469              206
   2000 ...........................................                            8.131            9,957
   2001 ...........................................                            7.511           20,330
   2002 ...........................................                            6.761           18,669
   2003 ...........................................                            9.998           16,743
Van Kampen UIF Core Plus Fixed Income (5/1/99)               10.720
   1998 ...........................................                              N/A              N/A
   1999 ...........................................                           10.167                0
   2000 ...........................................                           11.159            1,207
   2001 ...........................................                           12.052            8,464
   2002 ...........................................                           12.780          114,610
   2003 ...........................................                           13.213          132,579

/*/ Accumulation Unit values are rounded to the nearest hundredth of a cent. /**/ Number of Accumulation Units is rounded to the nearest unit.

--------------------------------------------------------------------------------
ABOUT US


     We are Companion Life Insurance Company, a stock life insurance company organized under the laws of the State of New York in 1949. We are a wholly-owned subsidiary of United of Omaha Life Insurance Company, which is a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. Companion is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in New York.


     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS

--------------------------------------------------------------------------------
The investment results of each investment portfolio, whose investment goals are described below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suit your long-term investment goals.
--------------------------------------------------------------------------------

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options -- each chosen for its potential to meet specific investment goals. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer accounts may be made only in limited circumstances). Allocations must be in whole percentages and total 100%.

     You can choose among 32 variable investment options and three fixed rate options.

[ ]  VARIABLE INVESTMENT OPTIONS

--------------------------------------------------------------------------------
The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment goals and policies of certain portfolios available under the Policy are very similar to the investment goals and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment goals and policies, and a very similar name.

For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.
--------------------------------------------------------------------------------

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those investment portfolios will perform worse than you expect.

     The Variable Account, Companion Separate Account C, provides you with 32 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Accumulation Value to a Series Fund investment portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that investment portfolio, and the Subaccount in turn invests in the investment portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the investment portfolios that you select.


     The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or Companion. The Variable Account was established as a separate investment account of Companion under New York law on February 18, 1994. Under New York law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and they could go down in value. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment goals and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                         Variable Investment Options
                                     Under Companion Separate Account C
Asset Category (*)                        (Series Fund - Portfolio)                                         Goal
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets         Van Kampen Universal Institutional Funds, Inc. -                    Long-term capital appreciation
Equity                   Van Kampen UIF Emerging Markets Equity Portfolio /(6)/
                         -----------------------------------------------------------------------------------------------------------
                                                              Emerging market country securities
------------------------------------------------------------------------------------------------------------------------------------
International            Scudder Investment VIT Funds -                                      Long-term capital appreciation
Equity                   Scudder VIT EAFE(R) Equity Index Fund Portfolio Class A /(11)/
                         -----------------------------------------------------------------------------------------------------------
                                          Statistically selected sample of the securities found in the EAFE(R) Index
                         -----------------------------------------------------------------------------------------------------------
                         Scudder Variable Series I -                                         Long-term capital appreciation
                         Scudder VS1 Global Discovery Portfolio Class B /(8)/
                         -----------------------------------------------------------------------------------------------------------
                                                  Small companies in the U.S. or foreign markets
                         -----------------------------------------------------------------------------------------------------------
                         Scudder Variable Series I -                                         Long-term capital appreciation
                         Scudder VS1 International Portfolio Class A /(8)/
                         -----------------------------------------------------------------------------------------------------------
                                            Common stocks of companies which do business outside the United States
                         -----------------------------------------------------------------------------------------------------------
                         T. Rowe Price International Series, Inc. -                          Long-term capital appreciation
                         T. Rowe Price International Stock Portfolio /(9)/
                         -----------------------------------------------------------------------------------------------------------
                                                              Common stocks of foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity       Pioneer Variable Contracts Trust -                                  Long-term capital appreciation with
                         Pioneer Real Estate Shares VCT Portfolio Class I /(7)/              current income
                         -----------------------------------------------------------------------------------------------------------
                                        Real estate investment trusts (REITs) and other real estate industry companies
------------------------------------------------------------------------------------------------------------------------------------
Small-Cap Equity         Alger American Fund -                                               Long-term capital appreciation
                         Alger American Small Capitalization Portfolio Class 0 /(1)/
                         -----------------------------------------------------------------------------------------------------------
                                   Equity securities of companies with total market capitalization of less than $1 billion
                         -----------------------------------------------------------------------------------------------------------
                         Scudder Investment VIT Funds -                                      Long-term capital appreciation
                         Scudder VIT Small Cap Index Fund Portfolio Class A /(11)/
                         -----------------------------------------------------------------------------------------------------------
                                             Statistically selected sample of the securities found in the Russell 2000(R)Index
                         -----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust                                    Long-term capital appreciation
                         Pioneer Small Cap Value VCT Portfolio Class II /(7)/
                         -----------------------------------------------------------------------------------------------------------
                                              Common stock of small companies with catalyst for growth potential
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity           Fidelity Variable Insurance Products Fund                           Long-term capital appreciation
                         Fidelity VIP Mid Cap Portfolio Service Class 2 /(3)/
                         -----------------------------------------------------------------------------------------------------------
                                                               Currently undervalued companies
                         -----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                                  Long-term capital appreciation
                         Pioneer Mid-Cap Value VCT Portfolio Class I /(7)/
                         -----------------------------------------------------------------------------------------------------------
                                                               Currently undervalued companies
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth         Alger American Fund -                                               Long-term capital appreciation
Equity                   Alger American Growth Portfolio Class 0 /(1)/
                         -----------------------------------------------------------------------------------------------------------
                                   Equity securities of companies with total market capitalization of more than $1 billion
                         -----------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Fund II -                      Long-term capital appreciation
                         Fidelity VIP Contrafund Portfolio Initial Class /(3)/
                         -----------------------------------------------------------------------------------------------------------
                                                               Currently undervalued companies
                         -----------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Fund II -                      Long-term capital appreciation with
                         Fidelity VIP Index 500 Portfolio Initial Class /(3)/                current income
                         -----------------------------------------------------------------------------------------------------------
                                                    Stocks that comprise the Standard and Poor's 500 Index
                         -----------------------------------------------------------------------------------------------------------
                         MFS Variable Insurance Trust -                                      Long-term capital appreciation
                         MFS Capital Opportunities Series Portfolio Initial Class /(5)/
                         -----------------------------------------------------------------------------------------------------------
                                                       Common stocks of domestic and foreign companies
                         -----------------------------------------------------------------------------------------------------------
                         MFS Variable Insurance Trust -                                      Long-term capital appreciation
                         MFS Emerging Growth Series Portfolio Initial Class /(5)/
                         -----------------------------------------------------------------------------------------------------------
                                           Common stocks of small and medium-sized companies with growth potential
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                         Variable Investment Options
                                     Under Companion Separate Account C
Asset Category (*)                        (Series Fund - Portfolio)                                          Goal
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth         MFS Variable Insurance Trust -                                      Long-term capital appreciation
Equity                   MFS Research Series Portfolio Initial Class /(5)/
                         -----------------------------------------------------------------------------------------------------------
                                          Research analyst's recommendations for best expected capital appreciation
                         -----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                                  Long-term capital appreciation
                         Pioneer Growth Shares VCT Portfolio Class II /(7)/
                         -----------------------------------------------------------------------------------------------------------
                                   Focus on secular trends, competitive strength and return on incremental invested capital
                         -----------------------------------------------------------------------------------------------------------
                         T. Rowe Price Equity Series, Inc. -                                 Long-term capital appreciation
                         T. Rowe Price New America Growth Portfolio /(10)/
                         -----------------------------------------------------------------------------------------------------------
                                             Common stocks of U.S. companies in the service sector of the economy
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value          Fidelity Variable Insurance Products Fund -                         Dividend income & capital appreciation
Equity                   Fidelity VIP Equity-Income Portfolio Initial Class /(3)/
                         -----------------------------------------------------------------------------------------------------------
                                                              Income-producing equity securities
                         -----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                                  Current income & long-term growth
                         Pioneer Equity Income VCT Portfolio Class II /(7)/
                         -----------------------------------------------------------------------------------------------------------
                                              Focus on large, strong companies with histories of dividend growth
                         -----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                                  Capital growth with current income
                           Pioneer Fund VCT Portfolio Class II /(7)/
                         -----------------------------------------------------------------------------------------------------------
                                               Emphasizes high-quality, value and long-term earnings potential
                         -----------------------------------------------------------------------------------------------------------
                         Scudder Variable Series I                                           Long-term capital appreciation with
                         Scudder VS1 Growth and Income Portfolio Class B /(8)/               current income
                         -----------------------------------------------------------------------------------------------------------
                                                        Common stocks of large, established companies
                         -----------------------------------------------------------------------------------------------------------
                         T. Rowe Price Equity Series, Inc. -                                 Dividend income & capital appreciation
                         T. Rowe Price Equity Income Portfolio /(10)/
                         -----------------------------------------------------------------------------------------------------------
                                                    Dividend-paying common stocks of established companies
------------------------------------------------------------------------------------------------------------------------------------
Hybrid                   Fidelity Variable Insurance Products Fund II -                      Long-term capital appreciation
                         Fidelity VIP Asset Manager: Growth Portfolio Initial Class /(3,4)/
                         -----------------------------------------------------------------------------------------------------------
                                                Domestic and foreign stocks, bonds and short-term investments
                         -----------------------------------------------------------------------------------------------------------
                         T. Rowe Price Equity Series, Inc. -                                 Capital appreciation & dividend income
                         T. Rowe Price Personal Strategy Balanced Portfolio /(10)/
                         -----------------------------------------------------------------------------------------------------------
                                              Diversified portfolio of stocks, bonds and money market securities
------------------------------------------------------------------------------------------------------------------------------------
International            MFS Variable Insurance Trust -                                      Seeks income & capital appreciation
Fixed Income             MFS Strategic Income Series Portfolio Initial Class /(5)/
                         -----------------------------------------------------------------------------------------------------------
                                                                International government bonds
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fixed         MFS Variable Insurance Trust -                                      High current income and capital
Income                   MFS High Income Series Portfolio Initial Class /(5)/                appreciation
                         -----------------------------------------------------------------------------------------------------------
                                            Diversified bond portfolio, some of which may involve equity features
------------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term        Van Kampen Universal Institutional Funds, Inc. -                    Above average return from a diversified
/ Long-Term              Van Kampen UIF Core Plus Fixed Income Portfolio /(6)/               portfolio of fixed income securities
Fixed Income             -----------------------------------------------------------------------------------------------------------
                         Medium to high quality fixed income investments of intermediate maturity
                         -----------------------------------------------------------------------------------------------------------
                         Federated Insurance Series -                                        Current income
                         Federated Fund for U.S. Gov't Securities II Portfolio /(2)/
                         -----------------------------------------------------------------------------------------------------------
                                                                    U.S. Government bonds
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Fixed         T. Rowe Price Fixed Income Series, Inc. -                           High level of current income consistent
Income                   T. Rowe Price Limited-Term Bond Portfolio /(10)/                    with modest price fluctuations
                         -----------------------------------------------------------------------------------------------------------
                                                 Short and intermediate-term investment grade debt securities
------------------------------------------------------------------------------------------------------------------------------------
Cash                     Federated Insurance Series -                                        Current income consistent with the
                         Federated Prime Money Fund II Portfolio /(2)/                       stability of principal
                         -----------------------------------------------------------------------------------------------------------
                                                            High-quality money market instruments
------------------------------------------------------------------------------------------------------------------------------------

(*) Asset category designations are our own to help you gain insight into each investment portfolio's intended objectives, but do not assure that any investment portfolio will perform consistent with the categorization. Information contained in the investment portfolios' prospectuses should be read carefully before investing in any Subaccount.

--------------------------------------------------------------------------------
We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each portfolio's investment goals and policies, a description of risks involved in investing in each of the portfolios and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.
--------------------------------------------------------------------------------

     Investment advisers of the Series Funds:

     /(1)/  Fred Alger Management, Inc.
     /(2)/  Federated Investment Management Company.
     /(3)/  Fidelity Management & Research Company.
     /(4)/ Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research (Far East) Inc., regarding research and investment recommendations with respect to companies based outside the United States.
     /(5)/  MFS(TM) Investment Management.
     /(6)/  Morgan Stanley Asset Management Inc.
     /(7)/  Pioneer Investment Management, Inc.

     /(8)/  Deutsche Investment Management Americas Inc.
     /(9)/  T. Rowe Price International, Inc.

     /(10)/ T. Rowe Price Associates, Inc.
     /(11)/ Deutsche Asset Management, Inc.

     The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the investment portfolios. Past performance may not be an indication of future performance.

     Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the investment portfolios that accompany this Prospectus.

     We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues may depend on the amount our Variable Account invests in the Series Fund and/or any portfolio thereof.

     Adding, Deleting, or Substituting Variable Investment Options

     We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

     If an investment portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an exemptive order from the SEC, if necessary.

     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as a management investment company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

[ ]  FIXED RATE OPTIONS

     There are three fixed rate options: a fixed account and two systematic transfer accounts. With the fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed rate options, please see the Policy.

--------------------------------------------------------------------------------
All amounts allocated to the fixed rate options become part of the general account assets of Companion. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff has not reviewed the fixed rate option disclosures in this Prospectus.
--------------------------------------------------------------------------------

     Systematic Transfer Accounts

     A systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. No additional funds may be allocated to the systematic transfer account once the Policy has been issued (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer), but additional purchase payments may be allocated to either systematic transfer account during the first seven Policy Years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.

     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account within either a four-month period or a 12-month period (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

     Fixed Account and Systematic Transfer Accounts

--------------------------------------------------------------------------------
We have sole discretion to set current interest rates of the fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the minimum interest rate.
--------------------------------------------------------------------------------

     The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate option. We have sole discretion to invest the assets of our general account, subject to applicable law.

     We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for the applicable period. Different rates of interest may be credited to each systematic transfer account and to the fixed account.

     We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:

     (i) the amount of purchase payments allocated and Accumulation Value transferred to the fixed account or systematic transfer account, less
     (ii) taxes allocable to the fixed account or systematic transfer account, less
     (iii) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any withdrawal charges), allocable expenses or transfers to the Variable Account, plus
     (iv) interest at a rate which is guaranteed to yield 3% per year, compounded annually, and plus
     (v) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

[ ]  TRANSFERS

     Prior to the Annuity Starting Date, you may transfer Accumulation Value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

     Transfer Rules:

     . We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
     . The transferred amount must be at least $500, or the entire Subaccount value if it is less. If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.
     . The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will not allow more than 24 transfers in a Policy Year.
     .  A transfer from the fixed account:
          - may be made only once each Policy Year (unless the dollar cost averaging program or the systematic transfer account program is elected);
          -  is free;
          -  may be delayed up to six months;
          -  does not count toward the 12 free transfer limit; and
          - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.



     . If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.
     . Transfers result in the cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in a Subaccount to which a transfer is made.
     . We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

     Third-Party Transfers

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. All third-party transfers are subject to the same rules as all other transfers.


[ ]  MARKET-TIMING RESTRICTIONS

     The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of the investment portfolios and raise expenses. This in turn can have an adverse effect on performance of the investment portfolios and therefore your Policy's performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. We reserve the right to restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. These restrictions will be uniformly applied.

1. Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things, the following factors:

     .  the total dollar amount being transferred;
     .  the number of transfers you made within the previous three months;
     . whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
     . whether your transfers are part of a group of transfers made by a third party on behalf of the individual Policy Owners in the group.

2. Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

     . reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
     . reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

     We will notify affected policyholders before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in the dollar cost averaging, STEP, asset allocation or rebalancing programs are not subject to these rules, nor are they subject to a transfer fee. See the sections of this Prospectus describing those programs for the rules of each program.


[ ]  DOLLAR COST AVERAGING

--------------------------------------------------------------------------------
The dollar cost averaging and the STEP programs are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.
--------------------------------------------------------------------------------

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

     Dollar Cost Averaging Rules:

     .  The dollar cost averaging program is free.
     . We must receive notice of your election and any changed instruction -- either Written Notice or an authorized telephone transaction.
     . Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
     . There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
     . Amount of each transfer must be at least $100, and must be $50 per Subaccount.
     . If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     . Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     . You may specify that transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     . You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.
     . Transfers made according to the dollar cost averaging program do not count in determining whether a transfer fee applies.

[ ]  SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP program")

--------------------------------------------------------------------------------
You cannot transfer amounts from the STEP program to the fixed account.
--------------------------------------------------------------------------------

     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either a four-month or 12 month period, depending upon which time period you elect. You cannot transfer amounts from a STEP account to the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in a systematic transfer account than to amounts in the other systematic transfer account or the fixed account.

     STEP Program Rules:

     .  The STEP program is free.
     . Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments only if there is no current balance in the systematic transfer account.
     . Must have at least $5,000 in a systematic transfer account to begin the program.
     .  You may only participate in one systematic transfer account, not both.
     . Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.
     .  Transfers must be at least $50 per Subaccount.
     . Upon receipt of funds by Section 1035 exchange or for an IRA rollover or transfer, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
     .  Cannot begin before the end of the Policy's "right to examine" period.
     . You may specify transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business
        Day). If you do not select a start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     .  No transfers may be made into the systematic transfer account.
     . All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
     . The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

[ ]  ASSET ALLOCATION PROGRAM

--------------------------------------------------------------------------------
The asset allocation program does not protect against a loss, and might not achieve your goal.
--------------------------------------------------------------------------------

     The asset allocation program allows you to allocate purchase payments and Accumulation Value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

     Asset Allocation Program Rules:

     .  The asset allocation program is free.
     . You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.
     . Changed instructions, or a request to end this program, must also be by Written Notice or an authorized telephone transaction.
     . You must have at least $10,000 of Accumulation Value to begin the asset allocation program.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     . The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subacounts will be rebalanced to the then-current version of the model in effect.

     . We will not change an investment portfolio that is included in a model unless the portfolio is liquidated. If an investment portfolio is liquidated, you will receive multiple notices, and have an opportunity to elect a revised model. You will also have the option to invest the funds in the liquidated investment portfolio in another model or in any remaining investment portfolio. If you do not elect to participate in the revised model or any other investment option, your funds in the liquidated investment portfolio will be transferred to the Federated Prime Money Fund II. There will be no charge for any transfer of funds from the liquidated investment portfolio to the revised model, the Federated Prime Money Fund II, or any other investment option, and any such transfer or allocation will not count toward the 12 free transfer limit.


The asset allocation program does not protect against a loss, and may not achieve your goal.

-------------------------------------------------------------------------------------------------------------------
                                                ASSET ALLOCATION MODELS
                                                  CURRENT ALLOCATIONS
-------------------------------------------------------------------------------------------------------------------
                                           Principal        Portfolio        Income       Capital         Equity
                                           Conserver        Protector        Builder    Accumulator     Maximizer
                                         (conservative)    (moderately     (moderate)   (moderately    (aggressive)
              Portfolio                        %          conservative)%       %        aggressive)%        %
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                               20               15           15             15             15
MFS Capital Opportunities Series                      0                5           10             15             20
Pioneer Mid-Cap Value VCT                             0                5           10             15             20
T. Rowe Price Equity Income                           0                5           10             15             20
T. Rowe Price International Stock                     0               10           15             15             20
T. Rowe Price Limited-Term Bond                      50               30            0              0              0
Van Kampen UIF Emerging Markets Equity                0                0            0              5              5
Van Kampen UIF Core Plus Fixed Income                30               30           40             20              0
-------------------------------------------------------------------------------------------------------------------

[ ]  REBALANCING PROGRAM

--------------------------------------------------------------------------------
The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goals.
--------------------------------------------------------------------------------

     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semiannual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

          Rebalancing Program Rules:

          .  The rebalancing program is free.
          . You must request the rebalancing program and give us your rebalancing instructions by Written Notice or an authorized telephone transfer.
          . Changed instructions, or a request to end this program must be by Written Notice.
          . You must have at least $10,000 of Accumulation Value to begin the rebalancing program.
          . You may have rebalancing occur quarterly, semiannually or annually. . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

     The rebalancing program does not protect against a loss and may not achieve your investment goals.

--------------------------------------------------------------------------------
IMPORTANT POLICY PROVISIONS

     The Ultrannuity//(R)// Series V Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.

[ ]  POLICY APPLICATION AND PURCHASE PAYMENTS

     Applications for the Ultrannuity//(R)// Series V Policy are no longer accepted.

     Purchase Payment Requirements

     Your purchase payment checks should be made payable to "Companion Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our electronic funds transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.

     Additional Purchase Payments:

     - Must be at least $500; $100 if payments are made via our electronic fund transfer program.
     - Will not be accepted on or after the sooner of (i) the Policy anniversary following your 83/rd/ birthday or (ii) your Annuity Starting Date.

     Allocating Your Purchase Payments

     You must allocate your purchase payments to one or more of the variable investment or the fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.

     -  Allocations must be in whole percentages, and total 100%.
     - The minimum allocation amount is $500 (or $100 for electronic funds transfer amounts).
     - You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
     - All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to special requirements.
     - We will allocate your initial purchase payment to your selected Subaccounts on the date of issue of the Policy.

[ ]  ACCUMULATION VALUE

     On your Policy's date of issue, the Accumulation Value equals the initial purchase payment. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the fixed rate options. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

     Variable Account Value

     The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:

          (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
          (b)  the current Accumulation Unit value.

     A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the applicable Subaccount for the day during which the net purchase payment or transfer is allocated to or cancelled from the Subaccount. The Accumulation Unit value may increase or decrease from one day to the next.

     The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

          (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the cumulative unpaid charge for the mortality and expense risk charge and administrative expense charge; minus
          (c) any applicable charge for federal and state income taxes, if any; the result divided by
          (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

     Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Accumulation Unit values. Expenses and deductions will have a negative effect on unit values.

     Fixed Account Value

     The Accumulation Value of the fixed account on any Business Day equals:

          (a) the accumulation value at the end of the preceding Business Day; plus
          (b) any net purchase payments credited since the end of the previous Business Day; plus
          (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Business Day; minus
          (d) any transfers from the fixed account to the Subaccounts since the end of the previous Business Day; minus
          (e) any partial withdrawal and withdrawal charge taken from the fixed account since the end of the previous Business Day; plus
          (f)  interest credited on the fixed account balance.

     Systematic Transfer Account Value

     The Accumulation Value of the systematic transfer account on any Business Day equals:

          (a)  the value at the end of the previous Business Day; plus
          (b) any purchase payments credited since the preceding Business Day; minus
          (c) any partial withdrawal, withdrawal charge and expenses taken from the systematic transfer account since the end of the preceding Business Day; minus
          (d) transfers from the systematic transfer account to the Subaccounts since the end of the preceding Business Day; plus
          (e)  interest credited on the systematic transfer account balance.

[ ]  TELEPHONE TRANSACTIONS

     Telephone Transactions Permitted

     .  Transfers.
     .  Partial withdrawals of $10,000 or less by you.
     .  Change of purchase payment allocations.

     Telephone Transaction Rules:

     .  Only you may elect. Do so on the Policy application or by prior
        Written Notice to us.
     . Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next Business Day.
     .  Will be recorded for your protection.
     . For security, you must provide your Social Security number and/ or other identification information.
     .  May be discontinued at any time as to some or all Owners.
     . For any transaction that would reduce or impair the death benefit, consent from any irrevocable beneficiary is required.

     We are not liable for following telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

[ ]  DEATH OF ANNUITANT

     If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner.

     If the Annuitant is not an Owner, and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant if such Owner is not a corporation or other non-individual or if such Owner is the Trustee of an Internal Revenue Code Section 401(a) retirement plan. If you do not name a new Annuitant, you will become the Annuitant.

     If the Annuitant is not an Owner and the Annuitant dies on or after the Annuity Starting Date, we will pay you any remaining guaranteed annuity payments.

[ ]  DELAY OF PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months from the date we receive your Written Notice. We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

[ ]  MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

[ ]  POLICY TERMINATION

     We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy. Upon Policy termination, a withdrawal charge may apply.

--------------------------------------------------------------------------------
EXPENSES

     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each investment portfolio prospectus.

[ ]  WITHDRAWAL CHARGE

------------------------------------------------------------------------
Years Since Receipt of Purchase Payment   1   2   3   4   5   6   7   8+
------------------------------------------------------------------------
Applicable Withdrawal Charge Percentage   7%  6%  5%  4%  3%  2%  1%   0%
------------------------------------------------------------------------

     ----------------------------------------------------------------------
     We determine the amount of the withdrawal charge by multiplying the amount of each purchase payment withdrawn by the applicable withdrawal charge percentages. The oldest purchase payment is considered to be withdrawn first; the next oldest purchase payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). All purchase payments are deemed to be withdrawn before any earnings.
     ----------------------------------------------------------------------

     We will deduct a withdrawal charge, expressed as a percentage of any purchase payment surrendered or withdrawn, upon a full surrender or partial withdrawal, except as provided below. A withdrawal charge may also be deducted on the Annuity Starting Date from amounts applied to provide annuity payments. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of a partial withdrawal you request plus the withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the fixed account and the systematic transfer account on a pro rata basis, unless you instruct us otherwise.

     The withdrawal charge will not apply:

     (a)  to a death benefit paid under the Policy;
     (b) to any amounts available for withdrawal under the Free Partial Withdrawal provision below;
     (c)  when a withdrawal charge waiver is available, as described below;
     (d) to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy; or
     (e) for qualified plans, to amounts you paid in excess of the allowable tax deduction that we refund to you.

     The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

     Free Partial Withdrawals

     Each Policy Year, you can withdraw up to 15% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year. Additional limits apply to withdrawals from the fixed account. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy Anniversary to provide lifetime annuity payments under payout option 4 (but it does apply to proceeds placed under any other payout options).

     Withdrawal Charge Waivers

     We will waive the withdrawal charge upon partial withdrawals and surrenders while you are permanently totally disabled. Totally disabled means you are unable to work at any job for renumeration or profit for which you have been trained and the disability has continued for at least six months. We may require proof of such disability. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.

     The disability waiver is not available if any Owner is age 65 or older on the date of withdrawal.

[ ]  MORTALITY AND EXPENSE RISK CHARGE

--------------------------------------------------------------------------------
1.00% annual rate, deducted daily from the Policy's net assets in the Variable Account.
--------------------------------------------------------------------------------

     We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.00% of the value of the Policy's net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

[ ]  ADMINISTRATIVE CHARGES

--------------------------------------------------------------------------------
Policy Fee                 $30 deducted annually for each Policy with
                           Accumulation Value of $50,000 or less. The Policy fee
                           will not be deducted from any Policy with
                           Accumulation Value of more than $50,000.
--------------------------------------------------------------------------------
Administrative             0.20% annual rate, deducted daily from the net
Expense Charge             assets of each Subaccount.
--------------------------------------------------------------------------------

     These charges help cover our cost to administer your Policy and will not increase.

     We deduct a Policy Fee of $30 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.

     We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy. This administrative expense charge is equal to an annual rate of 0.20% of the value of the Policy's assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

[ ]  TRANSFER FEE

--------------------------------------------------------------------------------
$10 per Subaccount transfer after 12 free transfers each Policy Year.
--------------------------------------------------------------------------------

     The first 12 transfers from Subaccounts are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of the transfer. There is no fee for transfers from the fixed account, but only one transfer from the fixed account can be made per Policy Year (unless you have elected the dollar cost averaging program). Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, the STEP program, asset allocation and rebalancing program transfers do not count toward the 12 free transfers. See the sections of this Prospectus describing those programs for the rules of each program.

[ ]  TAXES

--------------------------------------------------------------------------------
Currently, NONE.
--------------------------------------------------------------------------------

     No charges are currently made for taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

[ ]  OTHER EXPENSES; INVESTMENT ADVISORY FEES

--------------------------------------------------------------------------------
See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.
--------------------------------------------------------------------------------

     Each investment portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each investment portfolio's prospectus which accompanies this Prospectus. These charges could be higher or lower in the future.

--------------------------------------------------------------------------------
POLICY DISTRIBUTIONS

     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes, tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

[ ]  WITHDRAWALS

     You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "free" partial withdrawals described below, are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Surrender requires you to return your Policy to us.

Withdrawals may be subject to:
     -  Income Tax
     -  Penalty Tax
     -  Withdrawal Charge

     Free Partial Withdrawals

     Each Policy Year you may withdraw up to 15% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without deduction of a withdrawal charge (additional limits apply to withdrawals from the fixed account). The 15% amount is determined when the first withdrawal is made during the applicable year; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining the 15% amount.

     Systematic Withdrawal Plan

     The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this plan closely resembles annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

     Withdrawal Rules:

     . Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.
     . Withdrawals are made first from Policy earnings, then as a return of purchase payments.
     . Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).
     . Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.
     . No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be completed in less time than originally anticipated. Only one withdrawal per year is allowed out of the fixed account.
     . Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.
     . Because a withdrawal charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.
     . Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax.
     . Withdrawals may be restricted or prohibited for certain qualified policies.

[ ]  ANNUITY PAYMENTS

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.

Annuity payments:
     -  may be fixed or variable;
     - may be subject to a withdrawal charge if made within 2 years of the last purchase payment.
     -  may be taxable, and if premature, subject to a tax penalty.

     Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under annuity payout option 4. However, the withdrawal charge may apply to Accumulation Value placed under other annuity payout options.

     Annuity payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

     Fixed Annuity Payments. Fixed annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us.

     Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

     Variable Annuity Payments. Variable annuity payments, other than the first, vary in amount depending upon the investment performance of the applicable Subaccounts.

--------------------------------------------------------------------------------
"Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by any applicable withdrawal charge, annual Policy fee and income taxes and penalty tax.
--------------------------------------------------------------------------------

     The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 1983a mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

     Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

     If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period.

     Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

     Annuity Starting Date

     You select the Annuity Starting Date by completing an election form that you can request from us at any time. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Annuitant's 90/th/ birthday. Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

     Transfers after the Annuity Starting Date

--------------------------------------------------------------------------------
Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.
--------------------------------------------------------------------------------

     After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s)' Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

     Selecting an Annuity Payout Option

--------------------------------------------------------------------------------
The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.
--------------------------------------------------------------------------------

     You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

     If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictates otherwise).

     Annuity Payout Options

     Unless you elect a payout option with a guaranteed period or payment amount (described below), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     The following annuity payout options are currently available:

1) Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3) Income for a Specified Period. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

4) Lifetime Income. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.

     Guarantees available for the Lifetime Income Option.
     ---------------------------------------------------

          Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years, and thereafter as long as the Annuitant lives.

          Guaranteed Amount - An amount of monthly income is guaranteed until the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)   Lump-Sum. Proceeds are paid in one sum.

6) Alternative Schedules. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

[ ]  DEATH BENEFITS

     We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

--------------------------------------------------------------------------------
A death benefit is payable upon:
--------------------------------------------------------------------------------
     -  the Policy currently is in force;
     -  receipt of Due Proof of Death of the first Owner to die;

     -  election of an annuity payout option (or lump-sum payment); and

     -  proof that such Owner died before annuity payments begin.
--------------------------------------------------------------------------------
"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.
--------------------------------------------------------------------------------

     If an Owner of the Policy is a corporation, trust or other nonindividual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

     Standard Death Benefit

     If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. If the Beneficiary is the surviving spouse of the Owner, the spouse may either receive the death benefit and the Policy will terminate, or the spouse can continue the Policy in force as the Owner. The death benefit equals the greater of:

     (1) your Policy's Accumulation Value (without deduction of a withdrawal charge) on the later of the Business Day on which we receive Due Proof of Death or an annuity payout option is elected; or

     (2)  the sum of net purchase payments reduced by partial withdrawals.

     If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

     Beneficiary

     When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

     IRS Required Distribution

     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

--------------------------------------------------------------------------------
FEDERAL TAX MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

[ ]  TAXATION OF NONQUALIFIED POLICIES

     If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

     The following discussion generally applies to Policies owned by natural
     -----------------------------------------------------------------------
persons.
-------

..    Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

..    Penalty Tax on Certain Withdrawals. In the case of a distribution from a
Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

  -  made on or after the taxpayer reaches age 59 1/2;
  -  made on or after an Owner's death;
  -  attributable to the taxpayer's becoming disabled; or
  - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

..    Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

..    Lump Sum Payments and Proceeds Held on Deposit. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

..    Taxation of Death Benefit Proceeds. Amounts may be distributed from the
Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

..    Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

..    Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

..    Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

..    Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

..    Multiple Policies. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

..    Further Information. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

[ ]  TAXATION OF QUALIFIED POLICIES

     The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

..    Individual Retirement Accounts (IRAs), as defined in Section 408 of the
Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $3,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of other retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision in the Policy comports with IRA qualification requirements.

..    Roth IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from a Roth IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

..    Corporate pension and profit-sharing plans under Section 401(a) of the
Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

..    Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity.

..    Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

     Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

[ ]  POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

--------------------------------------------------------------------------------
MISCELLANEOUS

[ ]  DISTRIBUTOR OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha Nebraska 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to a distributor may be up to 7.5% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the Expenses section of the Prospectus.

[ ]  SALES TO EMPLOYEES

     Certain distribution costs and other fees may be waived for Policies owned by employees of Companion and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

[ ]  VOTING RIGHTS

     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.

     As a Policy Owner, you may have a voting interest in the Series Fund portfolios you are invested in. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

[ ]  DISTRIBUTION OF MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

[ ]  LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.

[ ]  USA PATRIOT ACT NOTICE

     The USA Patriot Act requires financial institutions to notify their customers that the financial institution is required to collect information in order to verify the identity of the owner(s) of any policy or account. In order to satisfy our "Customer Identification Verification" obligation, we may require you to provide us with documents and information necessary to verify your identity. This verification process may include the use of third-party sources to verify the information provided to us.

[ ]  PRIVACY NOTICE

     We are obligated by law to provide you with our privacy notice on an annual basis. Our current privacy notice appears on the succeeding four pages.

                                 MUTUAL OF OMAHA
                       PRIVACY NOTICE-PERSONAL INFORMATION
--------------------------------------------------------------------------------

This Privacy Notice applies to the Personal Information of customers of the Mutual of Omaha companies. The companies include:
..    Mutual of Omaha Insurance Company
..    Mutual of Omaha Investor Services, Inc.
..    Mutual of Omaha Marketing Corporation
..    United of Omaha Life Insurance Company
..    United World Life Insurance Company
..    Companion Life Insurance Company
..    Exclusive Healthcare, Inc.
..    Omaha Property and Casualty Insurance Company
..    Mutual of Omaha Structured Settlement Company, Inc.
..    Mutual of Omaha Structured Settlement Company of New York, Inc.

This Notice applies to our current as well as former customers regardless of their state of residency unless otherwise specifically indicated in this Notice.

                        Why You Are Receiving This Notice

The federal Financial Services Modernization Act and state privacy laws require us to send you an annual Notice. This Notice describes how we collect, use, and protect the Personal Information you entrust to us.
Depending on the type of products you have with us, you may also receive a privacy notice required by a federal law which relates to the privacy of your medical information. That notice is titled "Privacy Notice -- Medical Information". Except as permitted or required by law, and as described in the "Privacy Notice - Medical Information", we do not disclose your medical information.

                              Personal Information

Personal Information means information that we collect about you such as name, address, Social Security number, income, marital status, employment and similar personal information.

                             Information We Collect

In the normal course of business we may collect Personal Information about you from:
..    Applications or other forms we receive from you.
..    Your transactions with us, such as your payment history.
..    Your transactions with other companies.
..    Mutual of Omaha websites (such as that provided through online forms, site visitor data and online information collecting devices known as "cookies").
..    Other sources (such as motor vehicle reports, government agencies and medical information bureaus).
..    Consumer-reporting agencies.

                            Your Personal Information

Sharing Within Mutual of Omaha

The law allows us to share much of your Personal Information among the Mutual of Omaha companies for many uses including the marketing of our own products. We may do so without your prior authorization, and the law does not allow you to restrict the sharing. The type of information we share could include:
..    Your name.
..    Your income.
..    Your Social Security number.
..    Other identifying information you give us.
..    Your transactions with us, such as your payment history.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                               YOUR PRIVACY CHOICE

Note: If you have already instructed us to not share your Personal Information or information about your creditworthiness, it is not necessary to respond again. Your request will remain on file with us until you request a change.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sharing With Third Parties: For All Customers Except Residents of Minnesota, New Mexico and Vermont

If you are a resident of any state except Minnesota, New Mexico or Vermont, we may share your Personal Information with third parties outside the Mutual of Omaha companies, such as banks and credit card companies. We do so to inform you about other products or services we or other companies offer that may interest you. We may also share your Personal Information with third parties that we contract with to perform functions on our behalf.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                              Your Right to Choose

If you are a resident of any state except Minnesota, New Mexico and Vermont, you have the right to tell us to not share your Personal Information with third parties outside the Mutual of Omaha companies. Even if you tell us to not share your Personal Information with third parties, we may still disclose your Personal Information for those purposes that are required or permitted by law. For example:
..    To respond to a judicial process or government regulatory authority.
..    To process an insurance product or service that you request.
..    To maintain or service your account, such as paying a claim.
..    To allow third parties with whom we have contracted to perform insurance functions on our behalf.

If you tell us to not share your Personal Information with third parties outside Mutual of Omaha, that instruction will apply to all the products you have with Mutual of Omaha. If there are multiple owners of any insurance product or service, any one of you may request that we not share information on behalf of yourself and the other owners.

We will honor your instructions for as long as you are our customer and for as long thereafter as we keep information about you.

If you wish to tell us to not share your Personal Information with third parties outside Mutual of Omaha, please tell us by telephone at 1-800-522-6912.

Sharing With Third Parties: For Customers Who Are Residents of Minnesota, New Mexico and Vermont

If you are a resident of Minnesota, New Mexico or Vermont, the laws of these states prevent us from sharing Personal Information about you with third parties outside the Mutual of Omaha companies. Unless you authorize us to do so, we may not share certain of your Personal Information with third parties. Since the Mutual of Omaha companies do not share such information with third parties, we are not requesting your authorization.

Vermont law also requires us to inform our customers residing in Vermont of the methods by which you may exercise your right to authorize us to share your Personal Information with third parties. At such time as we might request your authorization, we will inform you of those methods.

However, even without your authorization, we may share your Personal Information with third parties in those circumstances where sharing is permitted or required by law. For example:
..    To respond to a judicial process or government regulatory authority.
..    To process an insurance product or service that you request.
..    To maintain or service your account, such as paying a claim.
..    To allow third parties with whom we have contracted to perform insurance functions on our behalf.

We do not sell names or other information about our Minnesota, New Mexico and Vermont customers to third parties for marketing purposes.

We do not share the medical information of our Minnesota, New Mexico or Vermont customers except to the extent we are required or permitted to under federal or state law.

Sharing of Certain Information About Your Creditworthiness: For All Customers Except Residents of Vermont

If you are a resident of any state except Vermont, we may share certain information about your creditworthiness among the Mutual of Omaha companies. We do so to make it easier to do business with us. It also lets us better match our products and services with your needs. For example, one of our insurance companies may share information with another of our insurance companies. Creditworthiness includes:
..    Your marital status.
..    Your income.
..    Your employment history.
..    Your credit history.
If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.
If you prefer us to not share this information, please tell us by telephone at 1-800-522-6912.

Sharing of Certain Information About Your Creditworthiness: For Customers Who Are Residents of Vermont

If you are a resident of Vermont and you have given us your written consent, we may share information about your creditworthiness among the Mutual of Omaha companies. We do so to simplify doing business with us and to better match our products and services to your needs. Creditworthiness includes:
..    Your marital status.
..    Your income.
..    Your employment history.
..    Your credit history.

If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.
We customarily request your written consent to the sharing of this information among our family of companies when you complete an application for one of our products or services. We will not share information about your creditworthiness without your prior written consent.

                         How We Protect Your Information

We restrict access to your Personal Information. It is given only to the employees of Mutual of Omaha and others who need to know the information to provide our insurance or financial services to you.
We have physical, electronic and procedural safeguards in place to make sure your Personal Information is protected. These safeguards follow legal standards and established security standards and procedures.

--------------------------------------------------------------------------------

                                 MUTUAL OF OMAHA
                            MONTANA PRIVACY ADDENDUM

The following additional information applies to residents of Montana.

             INFORMATION FROM INSURANCE-SUPPORT ORGANIZATIONS
Like most insurance companies, the Mutual of Omaha family of companies obtains personal information about applicants and policyholders from other organizations which are referred to as "insurance-support organizations".

These organizations furnish personal information about applicants and policyholders for use in a number of insurance transactions, such as underwriting and claims activity. These organizations may retain Personal Information about you and provide it to other persons or other companies.

                          YOUR RIGHTS UNDER MONTANA LAW

Under Montana law, you have the following rights regarding your Personal
Information:

Your Rights to Access Your Personal Information. Under Montana law, you have the right to access and obtain a copy of personal information which we have recorded about you. To exercise the right, you should:

..    Properly identify yourself with your full name and policy and/or account numbers.
..    Submit a written request to us for your personal information.
..    Generally describe the personal information you are requesting.

Within 30 days after the receipt of your request, we will inform you of the nature and substance of the personal information we have recorded about you. We may do so in writing, by telephone or other oral communication.

We will also provide a copy of your personal information to you within 30 days after the receipt of your request, as long as the information is reasonably locatable and retrievable by us.

We will also disclose to you the identity, if it was recorded, of those persons to whom we have disclosed your personal information in the 24-month period preceding the date of your request. In the unlikely event that the identity of the person to whom your personal information was disclosed was not recorded, we will provide you with a description of the types of persons to whom we normally disclose the type of personal information involved in your request.

We may charge you a nominal fee to provide you with copies of requested personal information. The fee will be calculated to allow us to recover our costs of providing the information to you.

Your Rights to Correct Your Personal Information. Montana law also gives you the right to correct, amend or delete personal information we may have recorded about you.

We will have 30 days after the receipt of such a request from you to act on it. Within that time, we will either take the action you request or notify you that we cannot do so. If we notify you that we cannot do so, we will:

..    Notify you in writing of our refusal to make the correction, amendment or deletion.
..    Give you the reasons for our refusal.
..    Inform you of your right to file a statement with the Montana Commissioner of Insurance about your disagreement with our action.

Disclosures of Your Medical Information. We are legally entitled in a limited number of circumstances to disclose medical information we may have about you. Under Montana law and upon written request to us, you are entitled to receive a record of disclosures of your medical records which we may make about you. If we do receive such a request from you, we will give you:

..    The name, address and institutional affiliation, if any, of each person receiving your medical information during the prior 3 years.
..    The date the person examined or received your medical information.
..    A description of the information disclosed, unless it would not be practical to provide such a description.

How to Exercise Your Rights. If you wish to exercise any of your rights under Montana law as provided for in this notice, please write to us at:

                    Mutual of Omaha
                    Attn. Privacy Notice
                    Mutual of Omaha Plaza
                    Omaha, NE 68175-0001

When you write to us, please provide us with your full name, complete address and your policy and/or account numbers.

--------------------------------------------------------------------------------

          -----------------------------------------------------------------
          DO YOU HAVE QUESTIONS?

               If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at: COMPANION LIFE, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664. Telephone 1-800-494-0067.
          -----------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:


                             Contents                                    Page(s)
--------------------------------------------------------------------------------
The Policy - General Provisions                                              2-3
   Owner and Joint Owner
   Entire Contract
   Deferment of Payment and Transfers
   Incontestability
   Misstatement of Age or Sex
   Nonparticipating
   Assignment
   Evidence of Age or Survival
--------------------------------------------------------------------------------
Federal Tax Matters                                                          3-4
   Tax Status of the Policy
   Taxation of Companion Life
--------------------------------------------------------------------------------
State Regulation of Companion                                                  4
--------------------------------------------------------------------------------
Administration                                                                 4
--------------------------------------------------------------------------------
Records and Reports                                                            4
--------------------------------------------------------------------------------
Distribution of the Policies                                                   4
--------------------------------------------------------------------------------
Custody of Assets                                                              5
--------------------------------------------------------------------------------
Other Information                                                              5
--------------------------------------------------------------------------------
Financial Statements                                                           5
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                      ULTRANNUITY SERIES V VARIABLE ANNUITY
                      -------------------------------------

                Issued through: COMPANION LIFE SEPARATE ACCOUNT C

          Offered by: COMPANION LIFE INSURANCE COMPANY ("we, us, our")

                   303 Merrick Road, Lynbrook, New York 11563

            Service Office: P.O.Box 3664, Omaha, Nebraska 68103-0664


                                   ----------

     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2004 by calling 1-800-494-0067 or by writing to us at: Companion Life, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664. Terms used in the current Prospectus for the Policy have the same meaning in this Statement of Additional Information.

          This Statement of Additional Information is not a prospectus.
      You should read it only in conjunction with the prospectuses for the
                          Policy and the Series Funds.

Dated: May 1, 2004

              Contents                              Page(s)
-----------------------------------------------------------
The Policy - General Provisions                         2-3
   Owner and Joint Owner
   Entire Contract
   Deferment of Payment and Transfers
   Incontestability
   Misstatement of Age or Sex
   Nonparticipating
   Assignment
   Evidence of Age or Survival
-----------------------------------------------------------
Federal Tax Matters                                     3-4
   Tax Status of the Policy
   Taxation of Companion Life
-----------------------------------------------------------
State Regulation of Companion                             4
-----------------------------------------------------------
Administration                                            4
-----------------------------------------------------------
Records and Reports                                       4
-----------------------------------------------------------
Distribution of the Policies                              4
-----------------------------------------------------------
Custody of Assets                                         5
-----------------------------------------------------------
Other Information                                         5
-----------------------------------------------------------
Financial Statements                                      5
-----------------------------------------------------------

     The following provides additional information about us and the Policy that may be of interest to you and is not addressed in the Prospectus.

                         THE POLICY - GENERAL PROVISIONS
                         -------------------------------
Owner and Joint Owner
---------------------

     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

Entire Contract
---------------

     The entire contract is the Policy, as well as the data page, any riders, endorsements or amendments to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.

     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.

     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

Deferment of Payment and Transfers
----------------------------------

     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:

     (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;

     (b)  trading on the New York Stock Exchange is restricted;

     (c) an emergency exists as determined by the Securities and Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or

     (d) the Securities and Exchange Commission permits delay for the protection of security holders.

     The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions in (c) or (d) exist.

     We may defer transfers, payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.

     We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

Incontestability
----------------

     We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its issue.

Misstatement of Age or Sex
--------------------------

     We may require proof of the Annuitant's age before making any life annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and the monthly annuity payments will be determined using the correct age and sex.

     If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

Nonparticipating
----------------

     No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

Assignment
----------

     You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. We are not responsible for the validity or effect of any assignment. The rights of any payee will be subject to a collateral assignment.

     If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

Evidence of Age or Survival
---------------------------

     We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

                              FEDERAL TAX MATTERS
                              -------------------

Tax Status of the Policy
------------------------

     Diversification Requirements. Section 817(h) of the Internal Revenue Code (the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury regulations.

     Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.

     The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the Owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

     Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the Annuity Starting Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfy all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Companion Life
--------------------------

     We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                       STATE REGULATION OF COMPANION LIFE
                       ----------------------------------

     We are subject to New York law and to regulation by the New York Insurance Department. We file an annual statement with the New York Insurance Department covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the New York Insurance Department includes periodic examinations to determine our contract liabilities and reserves. Our books and accounts are subject to review by the New York Insurance Department at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                 ADMINISTRATION
                                 --------------

     We perform all administration for your Policy.

                               RECORDS AND REPORTS
                               -------------------

     All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES
                          ----------------------------

     We have discontinued the offering of the Policies as of June 1, 2003.


     Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies have been distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2003, we paid $45,847 in total compensation to MOIS; of this amount MOIS retained $4,331 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 2002, these amounts were $64,786 and $10,136 respectively. In 2001, these amounts were $103,329 and $101,721 respectively. In 2000, these amounts were $220,118 and $178,278 respectively. In 1999, these amounts were $207,081 and $179,092 respectively.

                                CUSTODY OF ASSETS
                                -----------------

     We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

                                OTHER INFORMATION
                                -----------------

     A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov.

                              FINANCIAL STATEMENTS
                              --------------------


     The financial statements of each of the Subaccounts which comprise Companion Life Separate Account C as of December 31, 2003 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The statutory financial statements of Companion Life Insurance Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in each of the Subaccounts of Companion Life Separate Account C. The primary business address of Deloitte & Touche LLP is First National Tower, 1601 Dodge Street, Suite 3100, Omaha, Nebraska 68102.

Companion Life
Insurance Company
(A Wholly-Owned Subsidiary of United of
Omaha Life Insurance Company)

Statutory Financial Statements and Independent
Auditors' Report as of December 31, 2003 and
2002 and for the years ended December 31, 2003, 2002 and 2001

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Companion Life Insurance Company

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Companion Life Insurance Company (the "Company") (a wholly-owned subsidiary of United of Omaha Life Insurance Company) as of December 31, 2003 and 2002, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between statutory accounting practices and accounting principles generally accepted in the United States of America are described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Companion Life Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2003.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Companion Life Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, on the basis of accounting described in Note 1.

As discussed in Note 2 to the statutory financial statements, the Company has changed certain accounting practices as a result of the adoption by the Insurance Department of the State of New York (the "Department") of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual-Version effective January 1, 2001 as modified and prescribed by the Insurance Department of the State of New York. Effective January 1, 2002, the Company changed accounting practices relating to deferred taxes as a result of amendments to prescribed practices adopted by the Department.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 31, 2004

COMPANION LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of United of Omaha Life Insurance Company)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
AS OF DECEMBER 31, 2003 AND 2002
--------------------------------------------------------------------------------

ADMITTED ASSETS                                        2003            2002
Cash and invested assets:
   Bonds                                          $  539,807,822  $  508,257,425
   Mortgage loans                                     10,048,053      11,747,891
   Contract loans                                     10,200,432       9,960,600
   Cash and cash equivalents                          10,498,946      15,461,625
   Short-term investments                              9,355,000              --
   Receivable for securities                             899,220       1,288,216
                                                  --------------  --------------
      Total cash and invested assets                 580,809,473     546,715,757
Investment income due and accrued                      5,831,228       5,966,163
Premiums deferred and uncollected                      9,119,590       7,949,542
Receivable from parent and affiliates                    658,418         888,063
Net deferred tax assets                                2,646,509       2,683,009
Other assets                                           2,366,704       2,529,761
Separate accounts assets                              27,634,248      26,259,321
                                                  --------------  --------------
      Total admitted assets                       $  629,066,170  $  592,991,616
                                                  ==============  ==============
LIABILITIES
Policy reserves:
   Aggregate reserve for policies and contracts   $  389,237,457  $  369,010,483
   Policy and contract claims                          4,352,052       4,372,604
   Other                                                 225,095         207,496
                                                  --------------  --------------
      Total policy reserves                          393,814,604     373,590,583
Interest maintenance reserve                           1,029,421         309,954
Asset valuation reserve                                3,799,073       2,186,061
General expenses and taxes due or accrued                580,320         484,650
Funds held under reinsurance treaties -
 affiliate                                           115,720,529     110,531,483
Federal income taxes due or accrued                    1,730,000       1,139,000
Payable for securities                                 3,056,516              --
Payable to parent and affiliates                       3,970,173       1,454,736
Other liabilities                                      9,921,343       9,112,413
Separate accounts liabilities                         27,594,512      26,225,974
                                                  --------------  --------------
      Total liabilities                              561,216,491     525,034,854
                                                  --------------  --------------
SURPLUS
Capital stock, $400 par value, 5,000 shares
 authorized, issued and outstanding                    2,000,000       2,000,000
Gross paid-in and contributed surplus                 45,650,000      45,650,000
Special surplus and contingency reserve                  721,151         663,961
Unassigned surplus                                    19,478,528      19,642,801
                                                  --------------  --------------
      Total surplus                                   67,849,679      67,956,762
                                                  --------------  --------------
      Total liabilities and surplus               $  629,066,170  $  592,991,616
                                                  ==============  ==============

The accompanying notes are an integral part of these statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of United of Omaha Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
--------------------------------------------------------------------------------

                                                           2003             2002             2001
Income:
   Net premiums and annuity considerations            $   60,252,646   $   58,960,436   $   50,059,494
   Net investment income                                  37,893,806       38,564,797       38,526,650
   Other income                                            2,362,582        3,429,176        3,992,619
                                                      --------------   --------------   --------------
      Total income                                       100,509,034      100,954,409       92,578,763
                                                      --------------   --------------   --------------
Benefits and expenses:
   Policyholder benefits                                  39,816,018       44,551,130       51,971,231
   Increase in policy reserves                            20,171,037       15,521,066          393,591
   Commissions                                             6,521,007        5,442,358        5,666,447
   Operating expenses                                     24,901,335       22,150,130       20,068,714
   Net transfers to (from) separate accounts              (2,399,153)      (1,235,558)         265,813
                                                      --------------   --------------   --------------
      Total benefits and expenses                         89,010,244       86,429,126       78,365,796
                                                      --------------   --------------   --------------
      Net gain from operations before federal
       income taxes and net realized capital
       losses                                             11,498,790       14,525,283       14,212,967
Federal income taxes                                       5,235,323        5,961,960        4,592,242
                                                      --------------   --------------   --------------
      Net gain from operations before net realized
       capital losses                                      6,263,467        8,563,323        9,620,725
Net realized capital losses (net of taxes of
 $438,482, $180,450 and $3,245 and transfers
 to the interest maintenance reserve of $814,324,
 $335,120 and $6,026, respectively)                       (1,334,538)      (1,316,169)      (2,133,298)
                                                      --------------   --------------   --------------
      Net income                                      $    4,928,929   $    7,247,154   $    7,487,427
                                                      ==============   ==============   ==============

The accompanying notes are an integral part of these statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of United of Omaha Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
--------------------------------------------------------------------------------

                                                           2003             2002             2001
Capital stock                                         $    2,000,000   $    2,000,000   $    2,000,000
                                                      --------------   --------------   --------------
Gross paid-in and contributed surplus                     45,650,000       45,650,000       45,650,000
                                                      --------------   --------------   --------------
Special surplus and contingency reserve:
   Balance at beginning of year                              663,961          595,612          547,095
   Increase in group contingency life reserve                 57,190           68,349           48,517
                                                      --------------   --------------   --------------
   Balance at end of year                                    721,151          663,961          595,612
                                                      --------------   --------------   --------------
Unassigned surplus:
   Balance at beginning of year                           19,642,801       17,611,595       16,039,834
   Net income                                              4,928,929        7,247,154        7,487,427
   Dividends to parent                                    (6,500,000)      (6,300,000)      (6,000,000)
   Change in:
      Net unrealized capital gains (losses) (net of
       taxes of $762,400, $968,976 and $376,193,
       respectively)                                       1,415,884       (1,780,956)        (698,645)
      Net deferred income taxes                            1,375,943        1,415,344               --
      Non-admitted assets                                   (493,641)      (1,396,524)          (6,824)
      Liability for reinsurance in unauthorized
       companies                                              (7,685)          26,525           (7,914)
      Asset valuation reserve                             (1,613,012)       1,281,035          580,295
   Contingency reserve                                       (57,190)         (68,349)         (48,517)
   Deferred gain on coinsurance, net of tax of
    $423,499                                                 786,499               --               --
   Cumulative effect of changes in accounting
    principles                                                    --        1,606,977          265,939
                                                      --------------   --------------   --------------
   Balance at end of year                                 19,478,528       19,642,801       17,611,595
                                                      --------------   --------------   --------------
Total surplus                                         $   67,849,679   $   67,956,762   $   65,857,207
                                                      ==============   ==============   ==============

The accompanying notes are an integral part of these statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of United of Omaha Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
--------------------------------------------------------------------------------

                                                           2003             2002             2001
Cash from (used for) operations:
   Net premiums and annuity considerations            $   59,551,157   $   57,278,810   $   48,792,766
   Net investment income                                  35,037,556       37,095,268       36,676,846
   Other income                                            2,407,157        3,622,316        4,211,948
   Policyholder benefits                                 (39,630,202)     (42,131,440)     (53,356,787)
   Net transfers (to) from separate accounts               3,242,216        1,418,380         (227,493)
   Commissions and operating expenses                    (31,707,451)     (29,030,197)     (26,510,766)
   Federal income taxes paid to parent                    (5,082,805)      (6,434,410)      (4,865,346)
                                                      --------------   --------------   --------------
      Net cash from operations                            23,817,628       21,818,727        4,721,168
                                                      --------------   --------------   --------------
Cash from (used for) investments:
   Proceeds from bonds sold, redeemed or matured         150,147,705      105,057,630      100,622,587
   Proceeds from mortgage loans redeemed or matured        1,861,600          502,551        3,150,378
   Miscellaneous proceeds                                  3,891,510         (633,252)        (349,160)
   Cost of bonds acquired                               (177,149,680)    (126,744,894)    (106,125,531)
   Cost of mortgage loans acquired                          (153,468)        (631,123)      (5,282,928)
   Miscellaneous applications                                     --       (3,966,833)       3,966,833
   Net increase (decrease) in contract loans                (239,832)           5,723          121,910
                                                      --------------   --------------   --------------
      Net cash used for investments                      (21,642,165)     (26,410,198)      (3,895,911)
                                                      --------------   --------------   --------------
Cash from (used for) financing:
   Net increase in deposit-type contracts                     55,937          479,854          126,375
   Dividends paid to parent                               (6,500,000)      (6,300,000)      (6,000,000)
   Other cash provided                                     8,660,921       11,155,413       14,000,579
                                                      --------------   --------------   --------------
      Net cash from financing                              2,216,858        5,335,267        8,126,954
                                                      --------------   --------------   --------------
Net change in cash and cash equivalents and
 short-term investments                                    4,392,321          743,796        8,952,211
Cash and cash equivalents and short-term
 investments:
   Beginning of year                                      15,461,625       14,717,829        5,765,618
                                                      --------------   --------------   --------------
   End of year                                        $   19,853,946   $   15,461,625   $   14,717,829
                                                      ==============   ==============   ==============

The accompanying notes are an integral part of these statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of United of Omaha Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Nature of Operations - Companion Life Insurance Company (the "Company"), domiciled in the State of New York, is a wholly-owned subsidiary of United of Omaha Life Insurance Company ("United of Omaha"), which is a wholly owned subsidiary of Mutual of Omaha Insurance Company ("Mutual of Omaha"), a mutual health and accident and life insurance company, domiciled in the State of Nebraska. The Company has insurance licenses to operate in New York, New Jersey and Connecticut. Individual annuity and life insurance products are sold primarily through a network of Mutual of Omaha career agents, direct mail, stockbrokers, financial planners and banks.

     Basis of Presentation - The accompanying statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     The State of New York has adopted the National Association of Insurance Commissioners' ("NAIC") statutory accounting practices ("NAIC SAP") as the basis of its statutory accounting practices. In addition, the Commission of the Insurance Department of the State of New York has the right to permit other specific practices that may deviate from prescribed practice.

     The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The most significant differences include:

     (a) Bonds are generally carried at amortized cost, while under GAAP they are carried at either amortized cost or fair value based upon their classification according to the Company's ability and intent to hold or trade the securities.

     (b) Acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred, while under GAAP they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits.

     (c) Prior to January 1, 2002, federal income tax provisions were current basis only for statutory accounting, while under GAAP a provision was also made for deferred taxes on temporary differences between the financial reporting and tax bases of assets and liabilities. On January 1, 2002, the Department adopted a change in accounting principles that requires an amount be recorded for deferred taxes with limitations as to the amount of deferred tax assets that may be reported as admitted assets.

     (d) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by statutes, without consideration of withdrawals. The effect on reserves, if any, due to a change in valuation basis is recorded directly to surplus rather than included in the determination of net gain (loss) from operations. GAAP policy reserves are based on the Company's estimates of mortality, interest and withdrawals.

     (e) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established in the statutory financial statements.

     (f) Assets are reported under NAIC SAP at admitted asset value and non-admitted assets are excluded through a charge to surplus, while under GAAP, non-admitted assets are reinstated to the balance sheet, net of any valuation allowance.

     (g) Premiums receipts and benefits on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP revenues on universal life-type contracts are comprised of contract charges and fees that are recognized when assessed against the policyholder account balance. Premium receipts and benefits paid are considered deposits and withdrawals, respectively, and are recorded as interest-bearing liabilities.

     (h) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

     (i) Comprehensive income and its components are not presented in the statutory financial statements.

     Use of Estimates - The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining investment valuation, aggregate reserves for policies and contracts, policy and contract claims and deferred taxes. Actual results could differ significantly from those estimates.

     The process of determining the fair value of investments and whether or not an investment is recoverable relies on projections of future cash flows, operating results and market conditions. Projections are inherently uncertain and, accordingly, actual future cash flows may differ materially from projected cash flows. As a result, the Company's investment valuations are susceptible to the risk inherent in making such projections.

     Due to the length of annuity and life insurance contracts and the risks involved, the process of estimating aggregate reserves for policies and contracts is inherently uncertain. Aggregate reserves are estimated using mortality tables and interest rate assumptions. Actual mortality and interest rates are likely to differ.

     Policy and contract claims represent the amounts estimated for claims that have been reported but not settled and estimates for claims incurred but not reported. Policy and contract claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are reflected in operations in the year they are made.

     Investments - Bonds not backed by loans are stated at amortized cost using the scientific-interest method; except for bonds that are in or near default which are stated at lower of amortized cost or NAIC market value.

     Loan-backed securities and structured securities are included in bonds in the statutory statements of admitted assets, liabilities and surplus and are stated at amortized cost; except for loan-backed securities and structured securities that are in or near default, which are stated at lower of amortized cost or NAIC market value. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments from the date of purchase. Prepayment assumptions are obtained from original term sheets and offer memorandums with updates obtained externally. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

     Mortgage loans and contract loans are stated at the aggregate unpaid balance.

     Cash equivalents are highly liquid debt securities purchased with an original maturity of less than three months.

     Short-term investments include investments whose original maturities are one year or less and are stated at cost.

     Investment income consists primarily of interest which is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Realized gains and losses on the sale of investments are determined on the specific identification basis.

     Investment income due or accrued for which it is probable the balance is uncollectible is written off and charged to investment income. Investment income due or accrued deemed collectible on mortgage loans in default that is more than 180 days past due is non-admitted. All other investment income due or accrued deemed collectible that is more than 90 days past due is non-admitted.

     Separate Accounts - The assets of the separate accounts shown in the statutory statements of admitted assets, liabilities and surplus are carried at fair value and consist primarily of mutual funds held by the Company for the benefit of contract holders under specific individual annuity and life insurance contracts. Premiums received from, and benefits paid to, separate account contract holders are reflected in the statutory statements of operations, but are offset by transfers to and from the separate accounts. Investment income and realized capital gains (losses) on the separate accounts are reflected net of amounts credited to contract holders in the statutory statements of operations. Mortality, policy administration and surrender charges to all separate accounts are included in income.

     Policy Reserves and Deposit-Type Contracts - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates (2.5% to 6.0%) and mortality (1941, 1958 and 1980 CSO tables) prescribed by regulatory authorities. Annuity reserves are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") based primarily upon the 1937 Standardized Annuity Table with interest rates ranging from 2.5% to 3.5%; the 1971 Individual Annuity Mortality Table with interest rates ranging from 4.0% to 7.5%, or the 1983a Individual Annuity Mortality Table with interest rates ranging from 5.25% to 9.25%.

     Reserves for deposit-type contracts are equal to deposits received and interest credited to the benefit of contract holders, less withdrawals that represent a return to the contract holder. Tabular interest on deposit-type contracts is calculated by formula as described in the annual statement instructions.

     Policy and contract claims represent the amounts estimated for claims that have been reported but not settled and estimates for claims incurred but not reported. Policy and contract claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are reflected in operations in the year they are made. Claim adjustment expenses are accrued and included in general expenses and taxes due or accrued.

     Reinsurance - In the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations. Balances are included in the statutory statements of admitted assets, liabilities and surplus, and the statutory statements of operations, net of reinsurance.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established.

     During 2003, the Company ceased underwriting its variable life and annuity products. Effective December 31, 2003, the Company entered into modified coinsurance and coinsurance agreements to cede its variable life and annuity business on an indemnity basis. These reinsurance agreements resulted in a deferred gain of $786,499 (net of taxes of $423,499), which is reflected in unassigned surplus and will be amortized into operations as earnings emerge from the business reinsured. This transaction is subject to regulatory approval.

     During the year ended December 31, 2001, the Company incurred $993,000 in direct claims as a direct result of the September 11, 2001 events. $441,000 of this amount is reinsured with Company's parent, United of Omaha, and an additional $180,000 is reinsured with a non-affiliated company.

     Asset Valuation Reserve and Interest Maintenance Reserve - The Company established certain reserves as promulgated by the NAIC. The AVR is determined by formula and is based on the Company's investments in bonds and mortgages loans. This valuation reserve requires appropriation of surplus to provide for possible losses on these investments. Realized and unrealized capital gains (losses), other than those resulting from interest changes, are credited or charged to the AVR.

     The IMR is used to defer realized capital gains and losses, net of tax, on sales and calls of bonds and certain investments which result from interest rate changes. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment.

     Premiums and Annuity Considerations and Related Commissions - Premiums are recognized as income over the premium-paying period of the policies. Annuity considerations are recognized as revenue when received. Consideration received on deposit-type contracts, which did not contain any life contingencies, is recorded directly to the related liability. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

     Fair Values of Financial Instruments - The Company used the following methods and assumptions in estimating its fair value disclosures for financial instruments:

          Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using expected future cash flows, current market rates to the yield, credit quality and maturity date. At December 31, 2003, the Company had manufactured housing asset-backed securities with a fair value of $23,404,086 that was primarily estimated based upon expected future cash flows, current market rates, credit quality and maturity date. At December 31, 2002, the Company had manufactured housing asset-backed securities whose fair value of $28,594,319 was primarily estimated based upon bid quotations provided by a third party.

          Mortgage Loans - The fair values for mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risks.

          Contract Loans - The carrying values of contract loans approximates their fair value as they may be repaid at any time.

          Cash and Cash Equivalents and Short-Term Investments - The carrying amounts for these instruments approximate their fair values.

          Deposit-Type Contracts - The fair values of deposit-type contracts are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the deposit-type contracts being valued.

     Vulnerability Due to Certain Concentrations - The Company is subject to regulation by state insurance departments and undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

          Legal/regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company monitors economic and regulatory developments that have the potential to impact its business.

          Interest-rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

          Credit risk is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers who owe the Company money, will not pay.

     Other-Than-Temporary Declines in Fair Value - The Company regularly reviews it investment portfolio for factors that may indicate that a decline in fair value of an investment is other-than-temporary. Some factors considered in evaluating whether or not a decline in fair value is other-than-temporary include: the Company's ability and intent to retain the investment for a period of time sufficient to allow for a recovery in value; the duration and extent to which the fair value has been less than cost; and the financial condition and prospects of the issuer.

     The Company recognizes other-than-temporary impairments of bonds not backed by loans when it is either probable that the Company will not collect all amounts due according to the contractual terms of the bond in effect at the date of acquisition or when the Company has made a decision to sell the bond prior to its maturity at an amount below its amortized cost. When an other-than-temporary impairment is recognized, the bond is written down to fair value and the amount of the write down is recorded as a realized loss.

     For loan-backed securities, other-than-temporary impairments are recognized when a revaluation based on new prepayment assumptions results in a negative yield. When an other-than-temporary impairment is recognized, the cost basis of the loan-backed security is written down to the undiscounted estimated future cash flows and the amount of the write down is recorded as a realized loss.

     Reclassifications - Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

2.   ACCOUNTING CHANGES

     Changes in Accounting Principles - Accounting changes to adopt a new accounting principle to record deferred tax assets (DTAs) and deferred tax liabilities (DTLs) as adopted by the State of New York on January 1, 2002 and to conform to the provisions of the NAIC Accounting Practices and Procedures Manual - version effective January 1, 2001, as modified by the State of New York are reported as changes in accounting principles. The cumulative effect of these changes is reported as an adjustment to surplus in the period of the change. The cumulative effect is the difference between the amount of surplus at the beginning of the year and the amount of surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company increased surplus by $1,606,977 and $265,939 as of January 1, 2002 and 2001, respectively.

3.   INVESTMENTS

     Bonds - The carrying value and estimated fair value of investments in bonds, including loan-backed securities, by type were as follows:

                                                      Gross            Gross
                                  Carrying         Unrealized        Unrealized         Estimated
                                    Value             Gains           Losses           Fair Value
At December 31, 2003
U.S. Government                $       290,244   $         1,256   $            --   $       291,500
Special revenue                      2,918,561           178,939                --         3,097,500
Public utilities                    28,882,542         1,730,393          (175,186)       30,437,749
Industrial and miscellaneous       251,473,772        19,210,135        (1,644,809)      269,039,098
Mortgage-backed securities         176,095,381         8,162,107        (1,060,580)      183,196,908
Asset-backed securities             80,147,322         2,840,511          (427,565)       82,560,268
                               ---------------   ---------------   ---------------   ---------------
   Total                       $   539,807,822   $    32,123,341   $    (3,308,140)  $   568,623,023
                               ===============   ===============   ===============   ===============
At December 31, 2002
U.S. Government                $       214,998   $         3,160   $            --   $       218,158
Special revenue                      3,244,796            91,531          (410,157)        2,926,170
Public utilities                    27,320,704         1,816,465           (76,480)       29,060,689
Industrial and miscellaneous       255,737,055        22,191,595        (1,252,676)      276,675,974
Mortgage-backed securities         137,057,392        10,667,074            (7,062)      147,717,404
Asset-backed securities             84,682,480         4,275,447          (592,423)       88,365,504
                               ---------------   ---------------   ---------------   ---------------
   Total                       $   508,257,425   $    39,045,272   $    (2,338,798)  $   544,963,899
                               ===============   ===============   ===============   ===============

     Bonds that were in or near default (NAIC 6) at December 31, 2003 and 2002 are carried at fair value which was $1,260,292 and $2,992,579, respectively, less than amortized cost.

     At December 31, 2003 and 2002, the Company had manufactured housing asset-backed securities with a carrying value of $22,761,120 and $27,581,559, respectively.

     The Company's bond portfolio is primarily comprised of investment grade securities. Based upon ratings by the NAIC, investment grade bonds comprised 91.4% and 89.2% of the Company's total bond portfolio at December 31, 2003 and 2002, respectively.

     The carrying value and estimated fair value of bonds at December 31, 2003, by contractual maturity, are shown below. Actual maturities may differ as a result of prepayments by the issuer.

                                                 Carrying        Estimated
                                                  Value          Fair Value

Due in one year or less                       $   25,343,365   $   25,823,264
Due after one year through five years             83,305,708       89,664,431
Due after five years through ten years           142,428,298      153,345,296
Due after ten years                               32,487,748       34,032,856
Mortgage-backed and asset-backed securities      256,242,703      265,757,176
                                              --------------   --------------
   Total                                      $  539,807,822   $  568,623,023
                                              ==============   ==============

     Proceeds from the sale of bonds were $17,526,250, $10,848,733 and $27,979,808 during the years ended December 31, 2003, 2002, and 2001, respectively. Realized gains from the sale of bonds were $1,321,849, $515,565 and $380,426 during the years ended December 31, 2003, 2002 and 2001, respectively. Realized losses from the sale of bonds were $231,043, $0 and $1,963,144 during the years ended December 31, 2003, 2002 and 2001, respectively. Net realized investment losses for the years ended December 31, 2003, 2002 and 2001 include losses of $1,172,538, $974,344 and
     $541,309, respectively, resulting from other-than-temporary declines in the fair value of bonds.

     Bond income due and accrued of $241,160, $100,134, and $0 was excluded from net investment income during the years ended December 31, 2003, 2002 and 2001, respectively.

     Mortgage Loans - The Company invests in mortgage loans collateralized principally by commercial real estate. During 2003, the maximum and minimum lending rates for mortgage loans were 8.00% and 8.10%, respectively. At December 31, 2003, the maximum percentage of any one loan to the value of security at the time of the loan was 60%. The Company's investments in mortgage loans are held through joint participation with United of Omaha.

     Total impaired loans, as of December 31, 2003 and 2002, and associated interest income were not material.

     Fair Value of Financial Instruments - The carrying value and estimated fair value of the Company's financial instruments at December 31, were as follows:

                                             2003                                2002
                                   Carrying         Estimated          Carrying         Estimated
                                    Value           Fair Value          Value           Fair Value
Financial Assets:
Bonds                          $   539,807,822   $   568,623,023   $   508,257,425   $   544,963,899
Mortgage loans                      10,048,053        10,738,963        11,747,891        12,276,691
Contract loans                      10,200,432        10,200,432         9,960,600         9,960,600
Cash and cash equivalents           10,498,946        10,498,946        15,461,625        15,461,625
Short-term investments               9,355,000         9,355,000                --                --

Financial Liabilities:
Deposit-type contracts               1,310,280         1,120,699         1,254,343         1,127,008

4.   INCOME TAXES

     The Company is included in a consolidated federal income tax return with the following affiliates: Mutual of Omaha Insurance Company; Omaha Indemnity Company; Omaha Property and Casualty Insurance Company; Exclusive Healthcare, Inc.; Mutual of Omaha of South Dakota & Community Health Plus HMO, Inc.; Mutual of Omaha Health Plans, Inc.; Ingenium Benefits, Inc.; Adjustment Services, Inc.; KFS Corporation; Kirkpatrick, Pettis, Smith, Polian Inc.; KP Capital Markets, Inc.; KPM Investment Management, Inc.; Kirkpatrick Pettis Trust Company; Mutual of Omaha Holdings, Inc.; Mutual of Omaha Investor Services, Inc.; Mutual of Omaha Marketing Corporation; innowave incorporated; Mutual of Omaha Structured Settlement Company; Mutual of Omaha Structured Settlement Company of New York, Inc.; United of Omaha Life Insurance Company; and United World Life Insurance Company.

     Income taxes are allocated between the companies pursuant to a written agreement approved by the Board of Directors. Each company's provision for federal income taxes is based on separate return calculations with credit for net operating losses and capital losses allowed only as each company would utilize such losses on a separate return basis.

     Under federal income tax law prior to 1984, the Company was allowed certain special deductions which are accumulated in a memorandum tax account designated as the "policyholders' surplus account." Generally, this policyholders' surplus account will become subject to tax at the then current tax rates only if certain distributions are deemed to be paid out of the account. Management believes that the chance that those conditions will exist is not likely. At December 31, 2003, the Company has accumulated $2,623,448 in its policyholders' surplus account. Deferred taxes have not been provided on this amount.

     The Internal Revenue Service has examined the Company's income tax returns through 1997. Management believes the final resolution of all income tax issues for 1997 and prior years will not have a material impact on the Company's statutory financial statements.

     The Company paid federal income taxes of $5,663,314, $6,168,805 and $5,208,640 during the years ended December 31, 2003, 2002 and 2001, respectively, which are available for recoupment in the event that the Company incurs future net losses.

     Federal income taxes incurred for the years ended December 31, consist of the following major components:

                                         2003           2002           2001

Current federal income taxes         $  5,235,323   $  5,961,960   $  4,592,242
Capital gains                             438,482        180,450          3,245
                                     ------------   ------------   ------------
                                        5,673,805      6,142,410      4,595,487
Change in net deferred income taxes    (1,375,943)    (1,415,345)      (667,531)
                                     ------------   ------------   ------------
Total federal income taxes incurred  $  4,297,862   $  4,727,065   $  3,927,956
                                     ============   ============   ============

     Reconciliations between income taxes based on the federal tax rate and the effective rate for the years ended December 31, were as follows:

                                        2003           2002           2001

Net gains from operations before
 federal income taxes and net
 realized capital losses            $ 11,498,790   $ 14,525,283   $ 14,212,967
Net realized capital losses
 before federal income taxes
 and transfers to IMR                    (81,732)      (800,599)    (2,124,027)
                                    ------------   ------------   ------------
Total pretax income                   11,417,058     13,724,684     12,088,940
Statutory tax rate                            35 %           35 %           35 %
                                    ------------   ------------   ------------
Expected federal income tax
 expense                               3,995,970      4,803,640      4,231,129
Nondeductible expenses                   319,551         45,990         39,079
Change in non-admitted assets             54,741        (32,834)      (177,557)
Dividends-received deduction             (32,791)       (22,050)       (11,795)
Amortization of IMR                      (33,200)       (10,787)         1,685
Other                                     (6,409)       (56,894)      (154,585)
                                    ------------   ------------   ------------
Total federal income taxes
 incurred                           $  4,297,862   $  4,727,065   $  3,927,956
                                    ============   ============   ============

     The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

                                         2003           2002          Change
Deferred Tax Assets
Deferred acquisition costs           $  6,254,272   $  5,759,983   $    494,289
Policy reserves                         5,233,631      4,764,985        468,646
Impairment of bonds                     1,334,226      1,717,077       (382,851)
Other                                     848,888        755,856         93,032
                                     ------------   ------------   ------------
Total deferred tax assets              13,671,017     12,997,901        673,116
Non-admitted deferred tax assets      (10,840,217)   (10,190,174)      (650,043)
                                     ------------   ------------   ------------
Admitted deferred tax assets         $  2,830,800   $  2,807,727   $     23,073
                                     ============   ============   ============
Deferred Tax Liabilities
Amortization of premium and
 discount on bonds                   $   (166,828)  $    (97,691)  $    (69,137)
Other                                     (17,463)       (27,027)         9,564
                                     ------------   ------------   ------------
Deferred tax liabilities             $   (184,291)  $   (124,718)  $    (59,573)
                                     ============   ============   ============
Net admitted deferred tax assets     $  2,646,509   $  2,683,009   $    (36,500)
                                     ============   ============   ============

The change in net deferred income taxes during the years ended is comprised of the following:

                                         2003           2002          Change

Deferred tax assets                  $ 13,671,017   $ 12,997,901   $    673,116
Deferred tax liabilities                 (184,291)      (124,718)       (59,573)
                                     ------------   ------------   ------------
Net deferred tax assets              $ 13,486,726   $ 12,873,183        613,543
                                     ============   ============
Tax effect of unrealized gains                                          762,400
                                                                   ------------
Change in net deferred income taxes                                $  1,375,943
                                                                   ============

                                     December 31,    January 1,
                                         2002           2002          Change

Deferred tax assets                  $ 12,997,901   $ 10,543,071   $  2,454,830
Deferred tax liabilities                 (124,718)       (44,208)       (80,510)
                                     ------------   ------------   ------------
Net deferred tax assets              $ 12,873,183   $ 10,498,863      2,374,320
                                     ============   ============
Tax effect of unrealized losses                                        (958,976)
                                                                   ============
Change in net deferred income taxes                                $  1,415,344
                                                                   ============

5.   RELATED PARTY TRANSACTIONS

     The Company paid common stock dividends to United of Omaha, on March 12, 2003 and March 12, 2002 totaling $6,500,000 and $6,300,000, respectively.

     Mutual of Omaha and certain of its direct and indirect subsidiaries, including the Company, share certain resources such as personnel, operational and administrative services, facilities, information and communication services, employee benefits administration, investment management, advertising and general management services. Most of the expenses related to these resources are paid by Mutual of Omaha and subject to allocation among Mutual of Omaha and such subsidiaries. Management believes the measures used to allocate expenses among companies are within industry guidelines and practices.

     The Company cedes group and individual life insurance and individual annuity business to United of Omaha. The total amounts ceded were as follows:

At December 31,                                     2003             2002

Aggregate reserve for policies and contracts   $  109,899,096   $  107,440,272
                                               ==============   ==============
Policy and contract claims                     $    2,770,317   $    2,442,070
                                               ==============   ==============
Funds held under reinsurance treaties          $  115,720,529   $  110,531,483
                                               ==============   ==============

Year Ended December 31,                  2003           2002           2001

Premium considerations               $  6,165,093   $  6,584,061   $ 15,087,591
                                     ============   ============   ============
Policyholder benefits                $  8,290,074   $  8,638,710   $  5,560,531
                                     ============   ============   ============

The Company also ceded group and individual accident and health insurance to Mutual of Omaha. The amounts ceded by the Company were as follows:


At December 31,                                     2003             2002

Aggregate reserve for policies and contracts   $       44,904   $       54,468
                                               ==============   ==============
Policy and contract claims                     $      319,316   $    1,143,443
                                               ==============   ==============

Year Ended December 31,                             2003             2002

Premium considerations                         $       25,011   $    2,724,649
                                               ==============   ==============
Policyholder benefits                          $     (953,149)  $    2,475,780
                                               ==============   ==============

6.   SHORT-TERM BORROWINGS

     The Company has a $25,000,000 revolving credit agreement with its parent, United of Omaha, which is primarily intended to facilitate the purchase of long-term investments. As of December 31, 2003 and 2002, there were no amounts outstanding under this revolving credit agreement.

     The Company has a securities lending program whereby securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is not reflected in the accompanying statutory statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions. The Company has securities loaned to third parties of $19,090,000 and $13,903,000 as of December 31, 2003 and 2002, respectively.

7.   EMPLOYEE BENEFIT PLANS

     The Company participates in three plans sponsored by its ultimate parent, Mutual of Omaha. These plans are a qualified, noncontributory defined benefit pension plan, a 401(k) profit sharing defined contribution plan and a postretirement benefit plan that provides certain health care and life insurance benefits for retirees. Substantially all employees are eligible for the defined benefit pension plan and the 401(k) plans, while only employees hired before 1995 may become eligible for the postretirement benefit plan. The Company has no legal obligation for benefits under these plans. Mutual of Omaha allocates expense amounts for these plans to the Company based on salary ratios. The Company's share of net expense for these plans for the years ended December 31, were as follows:


                                         2003           2002           2001

Defined benefit pension plan         $    303,093   $    159,084   $   (256,981)
401(k) profit sharing defined
 contribution plan                        106,592         51,868         44,605
Postretirement benefit plan               115,340        115,194        101,700

8.   SURPLUS AND DIVIDEND RESTRICTIONS

     The portion of unassigned surplus represented or reduced by each item below as of December 31, is as follows:


                                         2003           2002           2001

Unrealized losses                    $ (1,260,293)  $ (3,438,577)  $   (698,645)
Non-admitted assets                   (10,918,363)   (10,424,722)    (9,028,198)
Reinsurance in unauthorized
 companies                                (24,337)       (16,652)       (43,177)
Asset valuation reserve                (3,799,073)    (2,186,061)    (3,467,096)
Separate accounts                          39,736         33,347         38,665
Deferred tax assets                    13,486,726     12,873,183             --
Deferred gain on coinsurance              786,499             --             --

     Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities.

9.   COMMITMENTS AND CONTINGENCIES

     The Company had commitments to purchase bond investments of $2,000,000 as of December 31, 2003 and 2002.

     Securities with an amortized cost of $290,244 and $214,998 at December 31, 2003 and 2002, respectively, were on deposit with government agencies as required by the laws in various jurisdictions in which the Company conducts business.

     As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. The Company has estimated its costs related to past insolvencies and has recorded a liability for guaranty fund assessments of $7,840 and $8,905 as of December 31, 2003 and 2002, respectively. The Company has recorded a tax asset for premium tax credits of $3,817 and $4,337 as of December 31, 2003 and 2002, respectively.

     Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position, results of operations, or cash flows.

10.  LEASES

     The Company rents office space, equipment and computer software under noncancellable operating leases. Future required minimum rental payments under leases as of December 31, 2003 were:


2004           $  95,851
2005              98,480
2006              28,629
2007               4,740
2008               4,740
               ---------
Total          $ 232,440
               =========

     Rental expense for the years ended December 31, 2003, 2002 and 2001 was $93,506, $82,818 and $90,109, respectively.

11.  DIRECT PREMIUMS WRITTEN

     The Company's direct accident and health premiums written by third-party administrators were $866, $1,584,744 and $2,532,168 during the years ended December 31, 2003, 2002 and 2001, respectively.

12.  RETROSPECTIVELY RATED CONTRACTS

     The Company estimates accrued retrospectively rated premium adjustments for its group life and health insurance business based upon premium, claims (including IBNR), and expense experience for each retrospectively rated policy. This method results in the calculation of an asset or liability for each retrospectively rated policy.

     The amount of net premiums earned by the Company that were subject to retrospective rating features were approximately $84,000, $368,000 and $915,000 during the years ended December 31, 2003, 2002 and 2001, respectively. These net premiums represent 3.2%, 33.9% and 89.1% of the total net premium for group business during the years ended December 31, 2003, 2002 and 2001, respectively.

13.  LIABILITY FOR UNPAID CLAIMS

     A reconciliation of the liability for unpaid health claims as of December 31, is as follows:

                                       2003            2002            2001

Health balance at January 1       $     156,525   $     327,168   $     114,136
Incurred related to:
   Current year                          22,468         396,735         547,511
   Prior year                           (61,667)        (94,841)         68,324
                                  -------------   -------------   -------------
      Total incurred                    (39,199)        301,894         615,835
Paid related to:
   Current year                          11,089         323,793         280,938
   Prior year                            40,947         148,744         121,865
                                  -------------   -------------   -------------
      Total paid                         52,036         472,537         402,803
                                  -------------   -------------   -------------
Health balance at December 31     $      65,290   $     156,525   $     327,168
                                  =============   =============   =============

     The incurred prior year development for health benefits was favorable for 2003 and 2002 as actual payments were less than anticipated. The incurred prior year development for health benefits was unfavorable for 2001 as actual payments were more than anticipated.

14.  AGGREGATE RESERVE FOR POLICIES AND CONTRACTS

     The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the monthly policy anniversary following the date of death. Surrender values are not promised in excess of the legally computed reserves.

     Substandard reserves for plans introduced prior to 1989 are set equal to the excess of the reserve calculated using the appropriate substandard multiple mortality table over the reserve calculated using the standard mortality table, where both calculations use the same valuation interest rate and reserve method. Substandard reserves for plans introduced after 1988 are set equal to the unearned portion of the substandard premiums.

     At December 31, 2003 and 2002, the Company had insurance in force with a face value of $200,247,958 and $256,215,026, respectively, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of New York. Reserves to cover the above insurance totaled $1,859,710 and $2,249,661 at December 31, 2003 and 2002, respectively.

15. ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

At December 31, 2003

Annuity Reserves and Deposit Fund
Liabilities:                                  Amount        % of Total

Subject to discretionary withdrawal:
   With market value adjustment          $        465,510           0.1 %
   At book value less current surrender
    charge of 5% or more                       63,500,419          18.6 %
   At market value                             26,078,520           7.7 %
                                         ----------------  ------------
   Total with adjustment or at market
    value                                      90,044,449          26.4 %
   At book value without adjustment
    (minimal or no charge)                    235,631,126          69.1 %
Not subject to discretionary withdrawal        15,470,352           4.5 %
                                         ----------------  ------------
Gross total                                   341,145,927         100.0 %
                                                           ============
Reinsurance ceded                             103,138,210
                                         ----------------
Net total                                $    238,007,717
                                         ================

At December 31, 2002

Annuity Reserves and Deposit Fund
Liabilities:                                  Amount        % of Total

Subject to discretionary withdrawal:
   With market value adjustment          $        389,188           0.1 %
   At book value less current surrender
    charge of 5% or more                       80,546,024          24.0 %
   At market value                             25,012,116           7.4 %
                                         ----------------  ------------
   Total with adjustment or at market
    value                                     105,947,328          31.5 %
   At book value without adjustment
    (minimal or no charge)                    215,778,100          64.2 %
Not subject to discretionary withdrawal        14,420,234           4.3 %
                                         ----------------  ------------
Gross total                                   336,145,662         100.0 %
                                                           ============
Reinsurance ceded                             100,360,168
                                         ----------------
Net total                                $    235,785,494
                                         ================

     The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the State of New York, and is provided to reconcile annuity reserves and deposit-type contract funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

2003
Life and Accident and Health Annual Statement:           Amount

Exhibit 5, Annuities section, net total            $    209,192,541
Exhibit 5, Supplementary Contracts with
 Life Contingencies section, net total                    1,426,376
Exhibit of Deposit-Type Contracts,
 Line 14, Column 1                                        1,310,280
                                                   ----------------
                                                        211,929,197
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                        26,078,520
                                                   ----------------
Total                                              $    238,007,717
                                                   ================

2002
Life and Accident and Health Annual Statement:           Amount

Exhibit 5, Annuities section, net total            $    208,389,606
Exhibit 5, Supplementary Contracts with
 Life Contingencies section, net total                    1,129,428
Exhibit of Deposit-Type Contracts,
 Line 14, Column 1                                        1,254,344
                                                   ----------------
                                                        210,773,378
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                        25,012,116
                                                   ----------------
Total                                              $    235,785,494
                                                   ================

16.  PREMIUMS DEFERRED AND UNCOLLECTED

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, are as follows:

                              2003                          2002
                  ----------------------------  ----------------------------
                                     Net of                        Net of
      Type            Gross         Loading         Gross         Loading

Ordinary New
 Business         $   2,209,886  $   1,013,358  $   1,975,388  $     801,539
Ordinary Renewal      7,479,396      8,315,201      6,974,245      7,336,192
Group Life             (207,221)      (207,221)      (188,189)      (188,189)
                  -------------  -------------  -------------  -------------
Total             $   9,482,061  $   9,121,338  $   8,761,444  $   7,949,542
                  =============  =============  =============  =============

17.  SEPARATE ACCOUNTS

     Information regarding the nonguaranteed separate accounts of the Company is as follows:

For the year ended December 31,                2003              2002

Premiums, considerations or deposits     $      1,431,343  $      2,078,352
                                         ----------------  ----------------
Transfers as reported in the statutory
 statements of operations of the
 separate accounts annual statement:
   Transfers to separate accounts        $      1,431,343  $      2,138,734
   Transfers from separate accounts             4,649,414        (3,374,292)
                                         ----------------  ----------------
   Net transfers                               (3,218,071)       (1,235,558)
   Reinsurance expense allowance                  818,918                --
                                         ----------------  ----------------
Net transfers as reported in the
 statutory statements of operations      $     (2,399,153) $     (1,235,558)
                                         ================  ================
At December 31,

Reserves by valuation basis:
   Market value                          $     26,775,653  $     25,384,780
                                         ================  ================
Reserves by withdrawal characteristics:
   Market value                          $     26,775,653  $     25,384,780
                                         ================  ================

18. RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

     As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of New York. These practices differ from GAAP. The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                            2003               2002               2001
Statutory net income                  $      4,928,929   $      7,247,154   $      7,487,427
Deferred policy acquisition costs            6,038,346          2,723,618          2,469,871
Future policy benefits and
 policyholder account balances              (2,913,861)        (2,261,333)        (2,452,265)
Deferred income taxes and other tax
 reclassifications                             728,682          1,217,304            468,000
Other                                          386,968            314,783             42,400
                                      ----------------   ----------------   ----------------
GAAP net income                       $      9,169,064   $      9,241,526   $      8,015,433
                                      ================   ================   ================

                                            2003               2002               2001
Statutory surplus                     $     67,849,679   $     67,956,762   $     65,857,207
Deferred policy acquisition costs           53,262,495         48,520,661         47,215,504
Future policy benefits and
 policyholder account balances             (23,771,050)       (22,875,830)       (20,590,220)
Valuation of investments                    30,843,009         39,246,180         11,884,481
Statutory asset valuation reserve            3,799,073          2,186,061          3,467,096
Deferred income taxes                      (21,365,726)       (24,072,183)        (4,211,000)
Other                                       12,562,962         14,362,177          3,520,580
                                      ----------------   ----------------   ----------------
GAAP Equity                           $    123,180,442   $    125,323,828   $    107,143,648
                                      ================   ================   ================

COMPANION LIFE
SEPARATE ACCOUNT C

FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT AS OF
DECEMBER 31, 2003 AND FOR THE PERIODS
ENDED DECEMBER 31, 2003 AND 2002

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Companion Life Insurance Company

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise the Companion Life Separate Account C as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audit procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Companion Life Separate Account C as of December 31, 2003, and the results of their operations and changes in their net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 31, 2004

                       COMPANION LIFE SEPARATE ACCOUNT C

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2003

                                                                          Market (Carrying) Value
                                                               ---------------------------------------------
                                                               Contracts in    Contracts in
                                                               Accumulation       Payout
                                                                (Deferred)    (Annuitization)                     Units
ASSETS                                              Cost          Period           Period        Net Assets    Outstanding
                                                ------------   ------------   ---------------   ------------   -----------
Investments:
   Alger:
      American Growth                           $  2,149,666   $  1,729,201   $            --   $  1,729,201        84,918
      American Small Capitalization                  529,223        403,320                --        403,320        35,446
   Federated:
      Prime Money Fund II                          1,080,114      1,080,114                --      1,080,114       858,857
      Fund for U. S. Government Securities II      1,406,309      1,498,978                --      1,498,978        97,290
   Fidelity:
      VIP Asset Manager                              150,208        136,817                --        136,817         7,813
      VIP Asset Manager: Growth                    1,443,504      1,197,393                --      1,197,393        68,168
      VIP Contrafund                                 736,724        703,803                --        703,803        28,447
      VIP Equity Income                            2,178,511      2,165,681                --      2,165,681       106,123
      VIP Growth                                     267,161        186,501                --        186,501         8,122
      VIP Index 500                                1,735,166      1,662,139                --      1,662,139       116,436
      VIP Mid Cap                                         --             --                --             --            --
   MFS:
      Capital Opportunities Series                   727,869        717,875                --        717,875        50,446
      Emerging Growth Series                       1,046,708        594,881                --        594,881        36,021
      High Income Series                             365,071        357,766                --        357,766        24,234
      Research Series                                931,246        653,920                --        653,920        41,290
      Strategic Income Series                        392,336        432,945                --        432,945        32,722
   Pioneer:
      Equity Income VCT                               55,901         56,534                --         56,534         5,351
      Fund VCT                                        69,011         69,999                --         69,999         8,391
      Growth Shares VCT                               13,811         13,372                --         13,372         2,281
      Mid Cap Value VCT                              691,934        878,408                --        878,408        48,229
      Real Estate Shares VCT                         243,262        305,238                --        305,238        17,865
      Small Cap Value VCT                                 --             --                --             --            --
   Scudder:
      Bond                                            36,078         38,299                --         38,299         2,355
      Global Discovery                               163,101        163,880                --        163,880         9,451
      Growth and Income                              329,252        273,419                --        273,419        25,528
      International                                  772,049        492,686                --        492,686        39,405
      Money Market                                    51,767         51,767                --         51,767        39,647
      VIT EAFE(R) Equity Index Fund                   44,480         47,462                --         47,462         7,132
      VIT Small Cap Index Fund                        33,009         38,167                --         38,167         3,589
   T. Rowe Price:
      Equity Income                                2,130,729      2,350,647                --      2,350,647       101,214
      International Stock                          1,501,117      1,310,273                --      1,310,273       109,645
      Limited-Term Bond                            2,402,110      2,452,504                --      2,452,504       167,608
      New America Growth                           1,095,812        877,054                --        877,054        48,873
      Personal Strategy Balanced                   1,671,296      1,724,964                --      1,724,964        85,220

                       COMPANION LIFE SEPARATE ACCOUNT C

                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 2003

                                                                           Market (Carrying) Value
                                                               ---------------------------------------------
                                                               Contracts in    Contracts in
                                                               Accumulation       Payout
                                                                (Deferred)    (Annuitization)                    Units
ASSETS                                              Cost          Period           Period        Net Assets    Outstanding
                                                ------------   ------------   ---------------   ------------   -----------
Investments:
   Van Kampen:
      UIF Emerging Markets Equity                    119,888        167,400                --        167,400        16,743
      UIF Core Plus Fixed Income                   1,705,575      1,751,770                --      1,751,770       132,579
                                                ------------------------------------------------------------
         Total invested assets                  $ 28,269,998   $ 26,585,177   $            --   $ 26,585,177
                                                ============   ============   ===============   ============
LIABILITIES                                     $         --   $         --   $            --   $         --
                                                ============   ============   ===============   ============
         Net assets                             $ 28,269,998   $ 26,585,177   $            --   $ 26,585,177
                                                ============   ============   ===============   ============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Alger
                                               -----------------------------------------------------------------
                                                                                           American
                                                       American Growth                Small Capitalization
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $           --   $          792   $           --   $           --
Expenses:
   Mortality and expense risk                         (16,979)         (19,958)          (3,676)          (4,678)
   Administrative charges                              (3,381)          (3,973)            (732)            (932)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                       (20,360)         (23,139)          (4,408)          (5,610)
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
    fund shares                                      (590,452)        (183,756)         (70,785)        (298,660)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                         (590,452)        (183,756)         (70,785)        (298,660)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation
 during the year                                    1,104,139         (623,163)         200,725          149,432
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                           493,327         (830,058)         125,532         (154,838)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract
    owners                                             75,534           68,712              510           12,919
   Transfers between subaccounts
    (including fixed accounts), net                  (317,003)         262,363          (30,283)         (56,852)
   Transfers for contract benefits and
    terminations                                     (228,063)        (147,586)         (36,930)         (36,510)
   Contract maintenance charges                        (6,040)          (4,187)            (931)          (1,288)
Adjustments to net assets allocated
 to contracts in payout period                             --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 from contract transactions                          (475,572)         179,302          (67,634)         (81,731)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                17,755         (650,756)          57,898         (236,569)
Net assets at beginning of period                   1,711,446        2,362,202          345,422          581,991
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $    1,729,201   $    1,711,446   $      403,320   $      345,422
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                            7,996           25,597              381            3,477
   Withdrawals                                        (35,317)         (15,920)          (7,630)         (13,216)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units
 outstanding                                          (27,321)           9,677           (7,249)          (9,739)
Units outstanding at beginning of year                112,239          102,562           42,695           52,434
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                       84,918          112,239           35,446           42,695
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Federated
                                               -----------------------------------------------------------------
                                                                                    Fund for U.S. Government
                                                     Prime Money Fund II                 Securities II
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $        8,234   $       21,753   $       54,813   $       61,472
Expenses:
   Mortality and expense risk                         (11,886)         (15,792)         (15,755)         (16,433)
   Administrative charges                              (2,367)          (3,144)          (3,137)          (3,272)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                        (6,019)           2,817           35,921           41,767
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
    fund shares                                            --               --           36,136           19,639
   Realized gain distributions                             --               --            7,109               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                               --               --           43,245           19,639
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation
 during the year                                           --               --          (60,304)          61,477
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            (6,019)           2,817           18,862          122,883
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract
    owners                                                104           84,060          223,789            4,300
   Transfers between subaccounts
    (including fixed accounts), net                   167,715         (139,785)         (23,535)         (50,903)
   Transfers for contract benefits and
    terminations                                     (371,371)        (283,448)        (297,033)        (184,914)
   Contract maintenance charges                       (13,773)          (7,535)          (4,353)          (5,382)
Adjustments to net assets allocated
 to contracts in payout period                             --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 from contract transactions                          (217,325)        (346,708)        (101,132)        (236,899)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets              (223,344)        (343,891)         (82,270)        (114,016)
Net assets at beginning of period                   1,303,458        1,647,349        1,581,248        1,695,264
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $    1,080,114   $    1,303,458   $    1,498,978   $    1,581,248
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                          262,790          183,690           24,372           12,514
   Withdrawals                                       (434,980)        (458,205)         (30,881)         (28,614)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units
 outstanding                                         (172,190)        (274,515)          (6,509)         (16,100)
Units outstanding at beginning of year              1,031,047        1,305,562          103,799          119,899
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                      858,857        1,031,047           97,290          103,799
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Fidelity
                                               -----------------------------------------------------------------
                                                       VIP Asset Manager            VIP Asset Manager: Growth
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003            2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $        6,547   $        8,140   $       38,756   $       45,106
Expenses:
   Mortality and expense risk                          (1,952)          (2,522)         (12,850)         (15,214)
   Administrative charges                                (233)            (301)          (2,559)          (3,029)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                         4,362            5,317           23,347           26,863
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
    fund shares                                       (13,532)          (6,834)        (136,808)        (115,401)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                          (13,532)          (6,834)        (136,808)        (115,401)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation
 during the year                                       32,648          (20,694)         368,269         (203,577)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            23,478          (22,211)         254,808         (292,115)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract
    owners                                                 --               --            1,125           13,095
   Transfers between subaccounts
    (including fixed accounts), net                        --          (12,593)         (44,431)         (35,454)
   Transfers for contract benefits and
    terminations                                      (61,421)         (14,067)        (288,927)        (192,092)
   Contract maintenance charges                          (128)            (228)          (4,621)          (5,160)
Adjustments to net assets allocated
 to contracts in payout period                             --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 from contract transactions                           (61,549)         (26,888)        (336,854)        (219,611)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets               (38,071)         (49,099)         (82,046)        (511,726)
Net assets at beginning of period                     174,888          223,987        1,279,439        1,791,165
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $      136,817   $      174,888   $    1,197,393   $    1,279,439
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                               --               --              366            2,468
   Withdrawals                                         (3,805)          (1,773)         (20,960)         (17,417)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units
 outstanding                                           (3,805)          (1,773)         (20,594)         (14,949)
Units outstanding at beginning of year                 11,618           13,391           88,762          103,711
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                        7,813           11,618           68,168           88,762
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Fidelity (continued)
                                               -----------------------------------------------------------------
                                                        VIP Contrafund                   VIP Equity Income
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $        3,947   $        8,337   $       36,616   $       43,854
Expenses:
   Mortality and expense risk                          (8,299)          (9,604)         (19,428)         (24,008)
   Administrative charges                              (1,652)          (1,912)          (3,868)          (4,780)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                        (6,004)          (3,179)          13,320           15,066
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
    fund shares                                        (5,959)          (9,497)         (77,249)        (120,996)
   Realized gain distributions                             --               --               --           59,689
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                           (5,959)          (9,497)         (77,249)         (61,307)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation
 during the year                                      211,815          (93,959)         565,888         (427,806)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                           199,852         (106,635)         501,959         (474,047)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract
    owners                                              1,055           17,602           52,660           65,221
   Transfers between subaccounts
    (including fixed accounts), net                     2,499          (48,482)         (51,355)        (185,096)
   Transfers for contract benefits and
    terminations                                     (313,837)         (75,875)        (285,439)        (219,516)
   Contract maintenance charges                        (4,342)          (2,334)          (4,583)          (5,785)
Adjustments to net assets allocated
 to contracts in payout period                             --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 from contract transactions                          (314,625)        (109,089)        (288,717)        (345,176)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets              (114,773)        (215,724)         213,242         (819,223)
Net assets at beginning of period                     818,576        1,034,300        1,952,439        2,771,662
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $      703,803   $      818,576   $    2,165,681   $    1,952,439
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                            1,077            1,393            4,023            4,278
   Withdrawals                                        (14,625)          (6,923)         (21,100)         (24,590)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units
 outstanding                                          (13,548)          (5,530)         (17,077)         (20,312)
Units outstanding at beginning of year                 41,995           47,525          123,200          143,512
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                       28,447           41,995          106,123          123,200
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Fidelity (continued)
                                               -----------------------------------------------------------------
                                                          VIP Growth                       VIP Index 500
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003            2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $          471   $          682   $       22,929   $       18,265
Expenses:
   Mortality and expense risk                          (2,108)          (3,404)         (15,271)         (14,964)
   Administrative charges                                (251)            (406)          (2,957)          (2,835)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                        (1,888)          (3,128)           4,701              466
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
    fund shares                                       (50,856)          (1,376)        (129,336)         (50,032)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                          (50,856)          (1,376)        (129,336)         (50,032)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation
 during the year                                       95,450          (97,630)         483,304         (317,976)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            42,706         (102,134)         358,669         (367,542)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract
    owners                                                200            2,400           72,711           83,492
   Transfers between subaccounts
    (including fixed accounts), net                     1,229               --          (24,302)         322,223
   Transfers for contract benefits and
    terminations                                      (84,732)              --         (203,268)        (149,762)
   Contract maintenance charges                          (557)            (158)          (6,011)          (5,216)
Adjustments to net assets allocated
 to contracts in payout period                             --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 from contract transactions                           (83,860)           2,242         (160,870)         250,737
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets               (41,154)         (99,892)         197,799         (116,805)
Net assets at beginning of period                     227,655          327,547        1,464,340        1,581,145
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $      186,501   $      227,655   $    1,662,139   $    1,464,340
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                              676              116            8,397           39,824
   Withdrawals                                         (5,541)              (7)         (20,982)         (15,135)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units
 outstanding                                           (4,865)             109          (12,585)          24,689
Units outstanding at beginning of year                 12,987           12,878          129,021          104,332
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                        8,122           12,987          116,436          129,021
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               MFS
                                               -----------------------------------------------------------------
                                                Capital Opportunities Series         Emerging Growth Series
                                               -------------------------------   -------------------------------
                                                     2003           2002              2003            2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $          759   $          424   $           --   $           --
Expenses:
   Mortality and expense risk                          (4,830)          (7,148)          (5,885)          (7,821)
   Administrative charges                                (962)          (1,423)          (1,172)          (1,557)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                        (5,033)          (8,147)          (7,057)          (9,378)
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
    fund shares                                       (82,603)        (441,154)         (50,543)         (75,865)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                          (82,603)        (441,154)         (50,543)         (75,865)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation
 during the year                                      197,071          154,783          205,715         (272,599)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                           109,435         (294,518)         148,115         (357,842)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract
    owners                                             25,257           39,521            1,860           12,130
   Transfers between subaccounts
    (including fixed accounts), net                   267,153         (319,475)         (11,023)         (46,059)
   Transfers for contract benefits and
    terminations                                      (58,760)         (57,109)        (114,935)         (74,478)
   Contract maintenance charges                        (1,896)          (2,566)          (2,275)          (2,205)
Adjustments to net assets allocated
 to contracts in payout period                             --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 from contract transactions                           231,754         (339,629)        (126,373)        (110,612)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets               341,189         (634,147)          21,742         (468,454)
Net assets at beginning of period                     376,686        1,010,833          573,139        1,041,593
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $      717,875   $      376,686   $      594,881   $      573,139
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                           26,511            5,520              602            3,662
   Withdrawals                                         (9,381)         (34,310)          (9,235)         (12,117)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units
 outstanding                                           17,130          (28,790)          (8,633)          (8,455)
Units outstanding at beginning of year                 33,316           62,106           44,654           53,109
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                       50,446           33,316           36,021           44,654
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               MFS (continued)
                                               -----------------------------------------------------------------
                                                      High Income Series                 Research Series
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $       14,068   $       29,111   $        4,346   $        2,313
Expenses:
   Mortality and expense risk                          (3,414)          (3,863)          (6,361)          (8,536)
   Administrative charges                                (680)            (769)          (1,267)          (1,699)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                         9,974           24,479           (3,282)          (7,922)
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
    fund shares                                       (13,776)         (43,143)         (76,075)         (82,780)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                          (13,776)         (43,143)         (76,075)         (82,780)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation
 during the year                                       55,877           21,499          212,289         (166,471)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            52,075            2,835          132,932         (257,173)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract
    owners                                              5,134           17,969              748            1,175
   Transfers between subaccounts
    (including fixed accounts), net                     7,416          (78,919)         (29,961)          (4,731)
   Transfers for contract benefits and
    terminations                                      (36,433)         (27,116)        (123,585)        (113,103)
   Contract maintenance charges                        (1,245)            (805)          (2,588)          (2,957)
Adjustments to net assets allocated
 to contracts in payout period                             --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 from contract transactions                           (25,128)         (88,871)        (155,386)        (119,616)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                26,947          (86,036)         (22,454)        (376,789)
Net assets at beginning of period                     330,819          416,855          676,374        1,053,163
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $      357,766   $      330,819   $      653,920   $      676,374
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                            1,558            1,696              755            2,267
   Withdrawals                                         (3,441)          (8,927)         (12,086)         (10,734)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units
 outstanding                                           (1,883)          (7,231)         (11,331)          (8,467)
Units outstanding at beginning of year                 26,117           33,348           52,621           61,088
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                       24,234           26,117           41,290           52,621
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               MFS (continued)                   Pioneer
                                               -------------------------------   -------------------------------
                                                   Strategic Income Series              Equity Income VCT
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $       22,759   $       23,530   $        1,094   $        3,594
Expenses:
   Mortality and expense risk                          (4,424)          (5,664)            (548)          (1,915)
   Administrative charges                                (881)          (1,128)            (109)            (382)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                        17,454           16,738              437            1,297
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
    shares                                              9,415          (11,395)          (6,718)         (50,220)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                            9,415          (11,395)          (6,718)         (50,220)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                  11,973           30,844           15,260            7,322
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            38,842           36,187            8,979          (41,601)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners               7,451           20,923               --           24,373
    Transfers between subaccounts
    (including fixed accounts), net                    11,233         (157,562)         (15,444)        (164,906)
   Transfers for contract benefits and
    terminations                                      (77,757)         (58,678)          (5,342)         (21,411)
   Contract maintenance charges                        (3,133)          (2,095)            (322)          (1,177)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 from contract transactions                           (62,206)        (197,412)         (21,108)        (163,121)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets               (23,364)        (161,225)         (12,129)        (204,722)
Net assets at beginning of period                     456,309          617,534           68,663          273,385
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $      432,945   $      456,309   $       56,534   $       68,663
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                            7,431            2,613               57            3,060
   Withdrawals                                        (12,320)         (19,519)          (2,558)         (21,140)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding           (4,889)         (16,906)          (2,501)         (18,080)
Units outstanding at beginning of year                 37,611           54,517            7,852           25,932
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                       32,722           37,611            5,351            7,852
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Pioneer
                                               -----------------------------------------------------------------
                                                           Fund VCT                     Growth Shares VCT
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $          578   $          734   $           --   $           --
Expenses:
   Mortality and expense risk                            (668)            (877)            (106)             (58)
   Administrative charges                                (133)            (175)             (21)             (12)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                          (223)            (318)            (127)             (70)
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
    fund shares                                        (4,674)         (12,577)            (133)             (63)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                           (4,674)         (12,577)            (133)             (63)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation
 during the year                                       18,201           (8,631)           2,530           (2,370)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            13,304          (21,526)           2,270           (2,503)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners                 700               --            4,835               --
   Transfers between subaccounts
    (including fixed accounts), net                    (5,807)          13,247               70            4,092
   Transfers for contract benefits and
    terminations                                       (7,068)         (11,422)              --               --
   Contract maintenance charges                          (323)            (472)             (11)             (11)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                (12,498)           1,353            4,894            4,081
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                   806          (20,173)           7,164            1,578
Net assets at beginning of period                      69,193           89,366            6,208            4,630
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $       69,999   $       69,193   $       13,372   $        6,208
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                              105            2,740              978              681
   Withdrawals                                         (1,830)          (3,048)              (2)              (1)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units
 outstanding                                           (1,725)            (308)             976              680
Units outstanding at beginning of year                 10,116           10,424            1,305              625
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                        8,391           10,116            2,281            1,305
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Pioneer (continued)
                                               -----------------------------------------------------------------
                                                       Mid Cap Value VCT             Real Estate Shares VCT
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $        2,555   $        1,805   $       13,653   $       15,455
Expenses:
   Mortality and expense risk                          (7,656)          (5,928)          (2,899)          (3,504)
   Administrative charges                              (1,524)          (1,180)            (577)            (697)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                        (6,625)          (5,303)          10,177           11,254
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
    shares                                              3,002           (3,145)          11,762           34,379
   Realized gain distributions                             --           15,928               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                            3,002           12,783           11,762           34,379
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                 242,329          (89,128)          61,022          (37,851)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                           238,706          (81,648)          82,961            7,782
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners              47,711           43,538               --           13,744
   Transfers between subaccounts
    (including fixed accounts), net                   (34,153)         319,461           (8,642)        (120,428)
   Transfers for contract benefits and
    terminations                                      (92,093)         (62,618)         (32,604)         (30,172)
   Contract maintenance charges                        (3,229)          (2,217)          (1,585)          (1,505)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                (81,764)         298,164          (42,831)        (138,361)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets               156,942          216,516           40,130         (130,579)
Net assets at beginning of period                     721,466          504,950          265,108          395,687
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $      878,408   $      721,466   $      305,238   $      265,108
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                            5,321           29,019            5,245            5,134
   Withdrawals                                        (10,898)          (8,249)          (8,037)         (15,711)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding           (5,577)          20,770           (2,792)         (10,577)
Units outstanding at beginning of year                 53,806           33,036           20,657           31,234
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                       48,229           53,806           17,865           20,657
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Scudder
                                               -----------------------------------------------------------------
                                                            Bond                        Global Discovery
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $        1,928   $        2,918   $           --   $           --
Expenses:
   Mortality and expense risk                            (580)            (610)          (1,426)          (1,233)
   Administrative charges                                 (69)             (73)            (284)            (245)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                         1,279            2,235           (1,710)          (1,478)
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
    shares                                              9,834              160           (9,525)          (1,816)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                            9,834              160           (9,525)          (1,816)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                  (9,604)             493           67,608          (22,335)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                             1,509            2,888           56,373          (25,629)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners                  --               --              100           10,200
   Transfers between subaccounts
    (including fixed accounts), net                        --               --           (5,017)          31,309
   Transfers for contract benefits and
    terminations                                      (11,932)          (3,545)         (12,971)          (1,907)
   Contract maintenance charges                           (58)             (65)            (121)            (169)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                (11,990)          (3,610)         (18,009)          39,433
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets               (10,481)            (722)          38,364           13,804
Net assets at beginning of period                      48,780           49,502          125,516          111,712
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $       38,299   $       48,780   $      163,880   $      125,516
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                               --               --               22            4,450
   Withdrawals                                           (752)            (240)          (1,210)          (1,289)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding             (752)            (240)          (1,188)           3,161
Units outstanding at beginning of year                  3,107            3,347           10,639            7,478
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                        2,355            3,107            9,451           10,639
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Scudder (continued)
                                               -----------------------------------------------------------------
                                                       Growth and Income                   International
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $        2,169   $        2,379   $        3,527   $        5,217
Expenses:
   Mortality and expense risk                          (2,704)          (3,485)          (4,496)          (5,812)
   Administrative charges                                (538)            (694)            (895)          (1,157)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                        (1,073)          (1,800)          (1,864)          (1,752)
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
    shares                                            (45,144)         (23,019)        (100,761)        (113,891)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                          (45,144)         (23,019)        (100,761)        (113,891)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                 105,376          (72,369)         209,253           (9,368)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            59,159          (97,188)         106,628         (125,011)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners                  35            6,767              375            4,455
   Transfers between subaccounts
    (including fixed accounts), net                   (29,803)          12,784          (20,327)         (27,708)
   Transfers for contract benefits and
    terminations                                      (45,950)         (35,384)         (58,877)         (57,401)
   Contract maintenance charges                        (1,118)            (900)          (1,611)          (1,879)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                (76,836)         (16,733)         (80,440)         (82,533)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets               (17,677)        (113,921)          26,188         (207,544)
                                               --------------   --------------   --------------   --------------
Net assets at beginning of period                     291,096          405,017          466,498          674,042
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $      273,419   $      291,096   $      492,686   $      466,498
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                              286            2,813              750            2,630
   Withdrawals                                         (8,740)          (4,611)          (8,439)         (10,419)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding           (8,454)          (1,798)          (7,689)          (7,789)
Units outstanding at beginning of year                 33,982           35,780           47,094           54,883
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                       25,528           33,982           39,405           47,094
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Scudder (continued)
                                               -----------------------------------------------------------------
                                                        Money Market              VIT EAFE(R) Equity Index Fund
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $          459   $        1,819   $        1,646   $          854
Expenses:
   Mortality and expense risk                            (698)          (1,487)            (428)          (2,287)
   Administrative charges                                 (83)            (178)             (85)            (455)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                          (322)             154            1,133           (1,888)
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
    shares                                                 --               --           (7,672)        (126,418)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                               --               --           (7,672)        (126,418)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                      --               --           16,797           74,402
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                              (322)             154           10,258          (53,904)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners                  --               --            4,834           26,461
   Transfers between subaccounts
    (including fixed accounts), net                        --           48,986          (16,839)        (238,025)
   Transfers for contract benefits and
    terminations                                       (7,649)        (407,020)          (3,571)         (18,715)
   Contract maintenance charges                           (61)          (2,436)            (245)          (1,095)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                 (7,710)        (360,470)         (15,821)        (231,374)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                (8,032)        (360,316)          (5,563)        (285,278)
Net assets at beginning of period                      59,799          420,115           53,025          338,303
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $       51,767   $       59,799   $       47,462   $       53,025
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                               --           37,311            1,130            7,625
   Withdrawals                                         (5,881)        (311,874)          (4,492)         (49,010)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding           (5,881)        (274,563)          (3,362)         (41,385)
Units outstanding at beginning of year                 45,528          320,091           10,494           51,879
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                       39,647           45,528            7,132           10,494
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Scudder (continued)               T.Rowe Price
                                               -------------------------------   -------------------------------
                                                   VIT Small Cap Index Fund               Equity Income
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $          354   $          368   $       37,823   $       42,302
Expenses:
   Mortality and expense risk                            (388)          (1,636)         (23,438)         (26,926)
   Administrative charges                                 (77)            (325)          (4,425)          (5,034)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                          (111)          (1,593)           9,960           10,342
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
    shares                                             (4,232)         (34,787)         (44,979)         (66,769)
   Realized gain distributions                             --               28               --            2,832
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                           (4,232)         (34,759)         (44,979)         (63,937)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                  17,385           (4,783)         526,979         (347,848)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            13,042          (41,135)         491,960         (401,443)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners                  --           18,285           49,161           56,321
   Transfers between subaccounts
    (including fixed accounts), net                   (12,589)        (144,256)         (50,575)         284,246
   Transfers for contract benefits and
    terminations                                       (9,211)         (19,479)        (530,396)        (292,043)
   Contract maintenance charges                          (155)            (655)          (7,888)          (7,056)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                (21,955)        (146,105)        (539,698)          41,468
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                (8,913)        (187,240)         (47,738)        (359,975)
Net assets at beginning of period                      47,080          234,320        2,398,385        2,758,360
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $       38,167   $       47,080   $    2,350,647   $    2,398,385
                                              ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                               56            3,039            4,419           21,640
   Withdrawals                                         (2,873)         (21,650)         (30,323)         (19,774)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding           (2,816)         (18,611)         (25,904)           1,866
Units outstanding at beginning of year                  6,406           25,017          127,118          125,252
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                        3,589            6,406          101,214          127,118
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               T.Rowe Price (continued)
                                               -----------------------------------------------------------------
                                                    International Stock                Limited-Term Bond
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $       14,155   $       12,253   $       95,958   $      129,345
Expenses:
   Mortality and expense risk                         (11,887)         (12,757)         (25,436)         (26,532)
   Administrative charges                              (2,281)          (2,418)          (5,038)          (5,271)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                           (13)          (2,922)          65,484           97,542
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
    shares                                           (138,323)         (77,713)          29,084            5,629
   Realized gain distributions                          1,088            1,225            4,792               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                         (137,235)         (76,488)          33,876            5,629
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation
 during the year                                      442,785         (192,795)         (23,721)             514
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                           305,537         (272,205)          75,639          103,685
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners              60,288           67,918          158,330          469,439
   Transfers between subaccounts
    (including fixed accounts), net                    (9,535)         188,043           30,191         (321,224)
   Transfers for contract benefits and
    terminations                                     (208,241)        (126,548)        (303,467)        (325,509)
   Contract maintenance charges                        (4,903)          (4,731)          (9,244)         (10,884)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                               (162,391)         124,682         (124,190)        (188,178)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets               143,146         (147,523)         (48,551)         (84,493)
Net assets at beginning of period                   1,167,127        1,314,650        2,501,055        2,585,548
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $    1,310,273   $    1,167,127   $    2,452,504   $    2,501,055
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                           10,560           27,617           22,772           50,358
   Withdrawals                                        (26,808)         (16,158)         (31,265)         (63,892)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding          (16,248)          11,459           (8,493)         (13,534)
Units outstanding at beginning of year                125,893          114,434          176,101          189,635
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                      109,645          125,893          167,608          176,101
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               T.Rowe Price (continued)
                                               -----------------------------------------------------------------
                                                     New America Growth            Personal Strategy Balanced
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $           --   $           --   $       35,551   $       49,203
Expenses:
   Mortality and expense risk                          (9,075)         (12,775)         (16,253)         (19,475)
   Administrative charges                              (1,621)          (2,261)          (3,236)          (3,877)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                       (10,696)         (15,036)          16,062           25,851
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
    shares                                           (190,327)        (171,851)         (36,070)         (76,406)
   Realized gain distributions                             --               --            1,064               --
      Realized gain (losses)                         (190,327)        (171,851)         (35,006)         (76,406)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                 446,576         (266,855)         360,748         (136,488)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                           245,553         (453,742)         341,804         (187,043)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract
    owners                                              1,072           21,527            4,665           11,312
   Transfers between subaccounts
    (including fixed accounts), net                   (44,280)        (135,259)         (76,782)        (108,536)
   Transfers for contract benefits and
    terminations                                     (222,955)        (104,345)        (177,430)        (278,239)
   Contract maintenance charges                        (3,019)          (3,172)          (4,183)          (6,487)
Adjustments to net assets allocated
 to contracts in payout period                             --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                               (269,182)        (221,249)        (253,730)        (381,950)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets               (23,629)        (674,991)          88,074         (568,993)
Net assets at beginning of period                     900,683        1,575,674        1,636,890        2,205,883
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $      877,054   $      900,683   $    1,724,964   $    1,636,890
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                            1,176            3,530              133              342
   Withdrawals                                        (18,576)         (19,783)         (14,632)         (23,033)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding          (17,400)         (16,253)         (14,499)         (22,691)
Units outstanding at beginning of year                 66,273           82,526           99,719          122,410
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                       48,873           66,273           85,220           99,719
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT C

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Van Kampen
                                               -----------------------------------------------------------------
                                                 UIF Emerging Markets Equity       UIF Core Plus Fixed Income
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $           --   $           --   $        1,012   $       51,561
Expenses:
   Mortality and expense risk                          (1,374)          (1,493)         (16,769)          (7,792)
   Administrative charges                                (274)            (298)          (3,339)          (1,551)
                                               --------------   --------------   --------------   --------------
Net Investment Income (Expense)                        (1,648)          (1,791)         (19,096)          42,218
                                               --------------   --------------   --------------   --------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
    shares                                             (2,754)         (44,261)           8,861            1,352
   Realized gain distributions                             --               --           12,821            9,888
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                           (2,754)         (44,261)          21,682           11,240
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                  59,782           30,467           53,083           (3,083)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            55,380          (15,585)          55,669           50,375
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners               8,679           10,067          193,508          445,693
   Transfers between subaccounts
    (including fixed accounts), net                   (16,615)         (10,809)         273,681          980,690
   Transfers for contract benefits and
    terminations                                       (5,878)          (9,599)        (227,930)        (110,268)
   Contract maintenance charges                          (385)            (557)          (7,923)          (3,734)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                (14,199)         (10,898)         231,336        1,312,381
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                41,181          (26,483)         287,005        1,362,756
Net assets at beginning of period                     126,219          152,702        1,464,765          102,009
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $      167,400   $      126,219   $    1,751,770   $    1,464,765
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                            1,658            5,369           39,403          116,123
   Withdrawals                                         (3,584)          (7,030)         (21,434)          (9,977)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding           (1,926)          (1,661)          17,969          106,146
Units outstanding at beginning of year                 18,669           20,330          114,610            8,464
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                       16,743           18,669          132,579          114,610
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

                       COMPANION LIFE SEPARATE ACCOUNT C

                         NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

1.   NATURE OF OPERATIONS
     Companion Life Separate Account C (Separate Account) was established by Companion Life Insurance Company (Companion) on February 18, 1994, under the laws of the State of New York, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by Companion, however, the net assets of the Separate Account are clearly identified and distinguished from Companion's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Companion may conduct. Companion contributes seed money to subaccounts when established. As of December 31, 2003, $39,736 has been contributed to the Separate Account.

     A Separate Account policyholder may allocate funds to fixed income accounts, which are part of Companion's general account, in addition to those subaccounts detailed below. Interests in the fixed income accounts have not been registered under the Securities Act of 1933 and Companion has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions of such acts.

2.   SUBACCOUNTS
     The Separate Account is divided into subaccounts, each of which invests exclusively in shares of a corresponding mutual fund portfolio. The available portfolios and subaccounts are:

     Alger
     -----
     The Alger American Fund
     Alger American Growth Portfolio Class O ("American Growth")
     Alger American Small Capitalization Portfolio Class O ("American Small Capitalization")

     Federated
     ---------
     Federated Insurance Series
     Federated Prime Money Market II Portfolio ("Prime Money Fund II") Federated Fund for U.S. Govt. Securities II ("Fund for U.S. Government Securities II")

     Fidelity
     --------
     Fidelity Variable Insurance Products Fund
     Fidelity VIP Equity Income Portfolio Initial Class ("VIP Equity Income") Fidelity VIP Growth Portfolio ("VIP Growth")
     Fidelity VIP Mid Cap Portfolio Service Class 2 ("VIP Mid Cap") - Commenced May 1, 2003 (A)

     Fidelity Variable Insurance Products Fund II
     Fidelity VIP Asset Manager Portfolio ("VIP Asset Manager")
     Fidelity VIP Asset Manager: Growth Portfolio Initial Class ("VIP Asset
     Manager: Growth")
     Fidelity VIP Contrafund Portfolio Initial Class ("VIP Contrafund") Fidelity VIP Index 500 Portfolio Initial Class ("VIP Index 500")

     MFS
     ---
     MFS Variable Insurance Trust
     MFS Capital Opportunities Series Portfolio Initial Class ("Capital Opportunities Series")
     MFS Emerging Growth Series Portfolio Initial Class ("Emerging Growth
     Series")
     MFS High Income Series Portfolio Initial Class ("High Income Series") MFS Research Series Portfolio Initial Class ("Research Series")
     MFS Strategic Income Series Portfolio Initial Class ("Strategic Income Series")

     Pioneer
     -------
     Pioneer Variable Contracts Trust
     Pioneer Equity Income Fund VCT Portfolio Class II ("Equity Income VCT") Pioneer Fund VCT Portfolio Class II ("Fund VCT")
     Pioneer Growth Shares VCT Portfolio Class II ("Growth Shares VCT")
     Pioneer Mid Cap Value VCT Portfolio Class I ("Mid Cap Value VCT")
     Pioneer Real Estate Shares VCT Portfolio Class I ("Real Estate Shares VCT") Pioneer Small Cap Value VCT Fund Portfolio Class II ("Small Cap Value VCT")
     - Commenced May 1, 2003 (A)

     Scudder
     -------
     Scudder Variable Series I
     Scudder VSI Bond Portfolio ("Bond")
     Scudder VSI Global Discovery Portfolio Class B ("Global Discovery") Scudder VSI Growth and Income Portfolio Class B ("Growth and Income") Scudder VSI International Portfolio Class A ("International")
     Scudder VSI Money Market Portfolio ("Money Market")

     Scudder Investments VIT Funds (Formerly Deutsche Asset Management VIT
     Funds)
     Scudder VIT EAFE(R) Equity Index Fund Portfolio Class A ("VIT EAFE(R) Equity Index Fund")
     Scudder VIT Small Cap Index Fund Portfolio Class A ("VIT Small Cap Index Fund")

     T. Rowe Price
     -------------
     T. Rowe Price Equity Series, Inc.
     T. Rowe Price Equity Income Portfolio ("Equity Income")
     T. Rowe Price New America Growth Portfolio ("New America Growth")
     T. Rowe Price Personal Strategy Balanced Portfolio ("Personal Strategy Balanced")

     T. Rowe Price International Series, Inc.
     T. Rowe Price International Stock Portfolio ("International Stock")

     T. Rowe Price Fixed Income Series, Inc.
     T. Rowe Price Limited-Term Bond Portfolio ("Limited-Term Bond")

     Van Kampen
     ----------
     Van Kampen Universal Institutional Funds, Inc.
     Van Kampen UIF Emerging Markets Equity Portfolio ("UIF Emerging Markets Equity")
     Van Kampen UIF Core Plus Fixed Income Portfolio ("UIF Core Plus Fixed Income")

     The availability of some portfolios is dependent upon the product under which each policy was written.

     (A)  These subaccounts have had no activity since inception.

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. The investments of the Separate Account and Companion Life Separate Account B are jointly held in accounts with the investment managers.

     Annuity Reserves - Annuity reserves are computed for policies in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by Companion and may result in additional amounts being transferred into the subaccounts of the Separate Account by Companion.

     Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal and state income tax return of Companion, which is taxed as a life insurance company under the Internal Revenue Code (IRC). Under current provisions of the IRC, Companion does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes.

4.   ACCOUNT CHARGES

     Mortality and Expense Risk Charge:
     Companion deducts a daily charge as compensation for the mortality and expense risks assumed by Companion. The annual rate is a percentage of the net asset value of each subaccount based on the following:

          Series I               1.25%    Series V               1.00%

     These charges are assessed through reduction of unit values. Companion guarantees that the mortality and expense charge will not increase above these levels.

     Administrative charge:
     Companion deducts a daily administrative expense charge from the net assets of the subaccounts of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following:

          Series I              .15%           Series V                  .20%

     These charges are assessed through reduction of unit values. Companion guarantees that the daily administrative charge will not increase.

     Contract Maintenance Charges:

     Policy fee - There is an annual policy fee of $30 that is deducted from the accumulated value on the last valuation date of each policy year or at complete surrender. The annual policy fee is waived if the accumulated value is greater than $50,000 on the last valuation date of the applicable policy year. This charge is assessed through the redemption of units. Companion guarantees that the annual policy fee will not increase.

5.   PURCHASES AND SALES OF INVESTMENTS
     The aggregate cost of net daily purchases and proceeds from net daily sales of investments for the period ended December 31, 2003 were as follows:

                                                       Purchases       Sales
                                                      -----------   -----------
American Growth                                       $   136,382   $   632,314
American Small Capitalization                               3,557        75,599
Prime Money Fund II                                       332,074       563,652
Fund for U.S. Government Securities II                    373,868       493,892
VIP Asset Manager                                              --        63,734
VIP Asset Manager: Growth                                   5,732       357,995
VIP Contrafund                                             23,201       347,777
VIP Equity Income                                          72,448       384,461
VIP Growth                                                 14,293       100,512
VIP Index 500                                              94,316       273,414
Capital Opportunities Series                              341,494       115,532
Emerging Growth Series                                      8,973       142,403
High Income Series                                         21,257        50,479
Research Series                                            10,281       173,295
Strategic Income Series                                    92,280       159,791
Equity Income VCT                                             524        22,289
Fund VCT                                                      791        14,090
Growth Shares VCT                                           4,905           138
Mid Cap Value VCT                                          73,579       164,523
Real Estate Shares VCT                                     68,261       114,568
Bond                                                           --        12,639
Global Discovery                                              269        19,988
Growth and Income                                           2,522        82,600
International                                               7,097        92,928
Money Market                                                    1         8,492
VIT EAFE(R) Equity Index Fund                               5,559        21,893
VIT Small Cap Index Fund                                      397        22,817
Equity Income                                              82,774       650,335
International Stock                                        98,527       275,086
Limited-Term Bond                                         328,811       483,475
New America Growth                                         17,697       297,575
Personal Strategy Balanced                                  2,388       275,607
UIF Emerging Markets Equity                                11,561        27,408
UIF Core Plus Fixed Income                                509,459       298,231

6.   UNIT VALUES
     A summary of units, unit values, net assets at December 31 and investment income ratio, expense ratio and total return for the periods ended December 31, follows.

                                                       At December 31                       For the period ended December 31
                                         ------------------------------------------  --------------------------------------------
                                                                                                    Expense
                                                                                     Investment      Ratio        Total Return
                                                     Unit Fair Value                   Income      lowest to         lowest
                                           Units    lowest to highest   Net Assets     Ratio*      highest**      to highest***
                                         ---------  ------------------  -----------  ----------  -------------  -----------------
Alger
-----
American Growth - 2003                      84,918  $ 20.36 to $ 20.36  $ 1,729,201        0.00% 1.20% to 1.20%  33.51% to  33.51%
American Growth - 2002                     112,239    15.25 to $ 15.25    1,711,446        0.04  1.20  to 1.20  (33.78) to (33.78)
American Growth - 2001                     102,562    23.03 to   23.03    2,362,202        0.23  1.20  to 1.20  (12.90) to (12.90)
American Small Capitalization - 2003        35,446    11.38 to   11.38      403,320        0.00  1.20  to 1.20   40.67  to  40.67
American Small Capitalization - 2002        42,695     8.09 to    8.09      345,422        0.00  1.20  to 1.20  (27.12) to (27.12)
American Small Capitalization - 2001        52,434    11.10 to   11.10      581,991        0.05  1.20  to 1.20  (30.36) to (30.36)

Federated
---------
Prime Money Fund II - 2003                 858,857     1.26 to    1.26    1,080,114        0.70  1.20  to 1.20      --  to     --
Prime Money Fund II - 2002               1,031,047     1.26 to    1.26    1,303,458        1.39  1.20  to 1.20      --  to     --
Prime Money Fund II - 2001               1,305,562     1.26 to    1.26    1,647,349        3.58  1.20  to 1.20    2.44  to   2.44
Fund for U.S. Government
 Securities II - 2003                       97,290    15.41 to   15.41    1,498,978        3.50  1.20  to 1.20    1.18  to   1.18
Fund for U.S. Government
 Securities II - 2002                      103,799    15.23 to   15.23    1,581,248        3.75  1.20  to 1.20    7.71  to   7.71
Fund for U.S. Government
 Securities II - 2001                      119,899    14.14 to   14.14    1,695,264        3.95  1.20  to 1.20    5.76  to   5.76

Fidelity
--------
VIP Asset Manager - 2003                     7,813    17.51 to   17.51      136,817        4.26  1.40  to 1.40   16.35  to  16.35
VIP Asset Manager - 2002                    11,618    15.05 to   15.05      174,888        4.05  1.40  to 1.40  (10.04) to (10.04)
VIP Asset Manager - 2001                    13,391    16.73 to   16.73      223,987        4.86  1.40  to 1.40   (5.43) to  (5.43)
VIP Asset Manager: Growth - 2003            68,168    17.57 to   17.57    1,197,393        3.07  1.20  to 1.20   21.93  to  21.93
VIP Asset Manager: Growth - 2002            88,762    14.41 to   14.41    1,279,439        2.97  1.20  to 1.20  (16.56) to (16.56)
VIP Asset Manager: Growth - 2001           103,711    17.27 to   17.27    1,791,165        3.08  1.20  to 1.20   (8.53) to  (8.53)
VIP Contrafund - 2003                       28,447    24.74 to   24.74      703,803        0.49  1.20  to 1.20   26.94  to  26.94
VIP Contrafund - 2002                       41,995    19.49 to   19.49      818,576        0.87  1.20  to 1.20  (10.43) to (10.43)
VIP Contrafund - 2001                       47,525    21.76 to   21.76    1,034,300        0.85  1.20  to 1.20  (13.31) to (13.31)
VIP Equity Income - 2003                   106,123    20.41 to   20.41    2,165,681        1.89  1.20  to 1.20   28.77  to  28.77
VIP Equity Income - 2002                   123,200    15.85 to   15.85    1,952,439        1.83  1.20  to 1.20  (17.92) to (17.92)
VIP Equity Income - 2001                   143,512    19.31 to   19.31    2,771,662        1.74  1.20  to 1.20   (6.13) to  (6.13)
VIP Growth - 2003                            8,122    22.96 to   22.96      186,501        0.28  1.40  to 1.40   30.98  to  30.98
VIP Growth - 2002                           12,987    17.53 to   17.53      227,655        0.25  1.40  to 1.40  (31.07) to (31.07)
VIP Growth - 2001                           12,878    25.43 to   25.43      327,547        0.09  1.40  to 1.40  (18.83) to (18.83)
VIP Index 500 - 2003                       116,436    13.93 to   24.58    1,662,139        1.53  1.20  to 1.40   26.64  to  26.87
VIP Index 500 - 2002                       129,021    10.98 to   19.41    1,464,340        1.25  1.20  to 1.40  (23.34) to (23.16)
VIP Index 500 - 2001                       104,332    14.29 to   25.32    1,581,145        1.14  1.40  to 1.40  (13.32) to (13.18)
MFS
---
Capital Opportunities Series - 2003         50,446    14.23 to   14.23      717,875        0.16  1.20  to 1.20   25.82  to  25.82
Capital Opportunities Series - 2002         33,316    11.31 to   11.31      376,686        0.06  1.20  to 1.20  (30.53) to (30.53)
Capital Opportunities Series - 2001         62,106    16.28 to   16.28    1,010,833        0.01  1.20  to 1.20  (24.38) to (24.38)
Emerging Growth Series - 2003               36,021    16.52 to   16.52      594,881        0.00  1.20  to 1.20   28.66  to  28.66
Emerging Growth Series - 2002               44,654    12.84 to   12.84      573,139        0.00  1.20  to 1.20  (34.52) to (34.52)
Emerging Growth Series - 2001               53,109    19.61 to   19.61    1,041,593        0.00  1.20  to 1.20  (34.30) to (34.30)
High Income Series - 2003                   24,234    14.76 to   14.76      357,766        4.14  1.20  to 1.20   16.50  to  16.50
High Income Series - 2002                   26,117    12.67 to   12.67      330,819        7.58  1.20  to 1.20    1.36  to   1.36
High Income Series - 2001                   33,348    12.50 to   12.50      416,855        8.54  1.20  to 1.20    0.81  to   0.81

                                                       At December 31                       For the period ended December 31
                                         ------------------------------------------  --------------------------------------------
                                                                                                    Expense
                                                                                     Investment      Ratio        Total Return
                                                     Unit Fair Value                   Income      lowest to       lowest to
                                           Units    lowest to highest   Net Assets     Ratio*      highest**       highest***
                                         ---------  ------------------  -----------  ----------  -------------  -----------------
MFS (continued)
---------------
Research Series - 2003                      41,290  $ 15.84 to $ 15.84  $   653,920        0.69% 1.20% to 1.20%  23.27% to  23.27%
Research Series - 2002                      52,621    12.85 to   12.85      676,374        0.27  1.20  to 1.20  (25.46) to (25.46)
Research Series - 2001                      61,088    17.24 to   17.24    1,053,163        0.01  1.20  to 1.20  (22.20) to (22.20)
Strategic Income Series - 2003              32,722    13.23 to   13.23      432,945        5.20  1.20  to 1.20    9.07  to   9.07
Strategic Income Series - 2002              37,611    12.13 to   12.13      456,309        4.18  1.20  to 1.20    7.06  to   7.06
Strategic Income Series - 2001              54,517    11.33 to   11.33      617,534        3.89  1.20  to 1.20    3.47  to   3.47

Pioneer
-------
Equity Income VCT - 2003                     5,351    10.56 to   10.56       56,534        1.99  1.20  to 1.20   20.82  to  20.82
Equity Income VCT - 2002                     7,852     8.74 to    8.74       68,663        1.89  1.20  to 1.20  (17.08) to (17.08)
Equity Income VCT - 2001                    25,932    10.54 to   10.54      273,385        1.64  1.20  to 1.20   (8.27) to  (8.27)
Fund VCT - 2003                              8,391     8.34 to    8.34       69,999        0.87  1.20  to 1.20   21.93  to  21.93
Fund VCT - 2002                             10,116     6.84 to    6.84       69,193        0.84  1.20  to 1.20  (20.19) to (20.19)
Fund VCT - 2001                             10,424     8.57 to    8.57       89,366        0.71  1.20  to 1.20  (12.19) to (12.19)
Growth Shares VCT - 2003                     2,281     5.86 to    5.86       13,372        0.00  1.20  to 1.20   23.37  to  23.37
Growth Shares VCT - 2002                     1,305     4.75 to    4.75        6,208        0.00  1.20  to 1.20  (35.90) to (35.90)
Growth Shares VCT - 2001                       625     7.41 to    7.41        4,630        0.00  1.20  to 1.20  (20.24) to (20.24)
Mid Cap Value VCT - 2003                    48,229    18.21 to   18.21      878,408        0.33  1.20  to 1.20   35.79  to  35.79
Mid Cap Value VCT - 2002                    53,806    13.41 to   13.41      721,466        0.30  1.20  to 1.20  (12.24) to (12.24)
Mid Cap Value VCT - 2001                    33,036    15.28 to   15.28      504,950        0.55  1.20  to 1.20    5.16  to   5.16
Real Estate Shares VCT - 2003               17,865    17.09 to   17.09      305,238        4.79  1.20  to 1.20   33.20  to  33.20
Real Estate Shares VCT - 2002               20,657    12.83 to   12.83      265,108        4.44  1.20  to 1.20    1.26  to   1.26
Real Estate Shares VCT - 2001               31,234    12.67 to   12.67      395,687        5.14  1.20  to 1.20    6.56  to   6.56

Scudder
-------
Bond - 2003                                  2,355    16.27 to   16.27       38,299        4.21  1.40  to 1.40    3.63  to   3.63
Bond - 2002                                  3,107    15.70 to   15.70       48,780        6.00  1.40  to 1.40    6.15  to   6.15
Bond - 2001                                  3,347    14.79 to   14.79       49,502        3.82  1.40  to 1.40    4.23  to   4.23
Global Discovery - 2003                      9,451    17.34 to   17.34      163,880        0.00  1.20  to 1.20   46.95  to  46.95
Global Discovery - 2002                     10,639    11.80 to   11.80      125,516        0.00  1.20  to 1.20  (21.02) to (21.02)
Global Discovery - 2001                      7,478    14.94 to   14.94      111,712        0.00  1.20  to 1.20  (25.86) to (25.86)
Growth and Income - 2003                    25,528    10.71 to   10.71      273,419        0.81  1.20  to 1.20   24.97  to  24.97
Growth and Income - 2002                    33,982     8.57 to    8.57      291,096        0.68  1.20  to 1.20  (24.29) to (24.29)
Growth and Income - 2001                    35,780    11.32 to   11.32      405,017        0.98  1.20  to 1.20  (12.65) to (12.65)
International - 2003                        39,405    12.50 to   12.50      492,686        0.79  1.20  to 1.20   26.14  to  26.14
International - 2002                        47,094     9.91 to    9.91      466,498        0.90  1.20  to 1.20  (19.30) to (19.30)
International - 2001                        54,883    12.28 to   12.28      674,042        0.43  1.20  to 1.20  (31.70) to (31.70)
Money Market - 2003                         39,647     1.31 to    1.31       51,767        0.83  1.40  to 1.40      --  to     --
Money Market - 2002                         45,528     1.31 to    1.31       59,799        1.58  1.40  to 1.40      --  to     --
Money Market - 2001                        320,091     1.31 to    1.31      420,115        3.80  1.40  to 1.40    2.34  to   2.34
VIT EAFE(R) Equity Index Fund - 2003         7,132     6.66 to    6.66       47,462        3.85  1.20  to 1.20   31.88  to  31.88
VIT EAFE(R) Equity Index Fund - 2002        10,494     5.05 to    5.05       53,025        0.38  1.20  to 1.20  (22.55) to (22.55)
VIT EAFE(R) Equity Index Fund - 2001        51,879     6.52 to    6.52      338,303        0.00  1.20  to 1.20  (25.57) to (25.57)
VIT Small Cap Index Fund - 2003              3,589    10.63 to   10.63       38,167        0.91  1.20  to 1.20   44.63  to  44.63
VIT Small Cap Index Fund - 2002              6,406     7.35 to    7.35       47,080        0.23  1.20  to 1.20  (21.56) to (21.56)
VIT Small Cap Index Fund - 2001             25,017     9.37 to    9.37      234,320        0.72  1.20  to 1.20    0.86  to   0.86

                                                       At December 31                       For the period ended December 31
                                         ------------------------------------------  --------------------------------------------
                                                                                                    Expense
                                                                                     Investment      Ratio        Total Return
                                                     Unit Fair Value                   Income      lowest to       lowest to
                                           Units    lowest to highest   Net Assets     Ratio*      highest**       highest***
                                         ---------  ------------------  -----------  ----------  -------------  -----------------
T. Rowe Price
-------------
Equity Income - 2003                       101,214  $ 23.01 to $ 26.57  $ 2,350,647        1.66% 1.20% to 1.40%  23.75% to  24.04%
Equity Income - 2002                       127,118    18.55 to   21.47    2,398,385        1.62  1.20  to 1.40  (14.33) to (14.20)
Equity Income - 2001                       125,252    21.62 to   25.06    2,758,360        1.44  1.20  to 1.40    0.04  to   0.28
International Stock - 2003                 109,645    11.95 to   12.03    1,310,273        1.22  1.20  to 1.40   28.66  to  29.05
International Stock - 2002                 125,893     9.26 to    9.35    1,167,127        0.98  1.20  to 1.40  (19.47) to (19.27)
International Stock - 2001                 114,434    11.47 to   11.61    1,314,650        2.01  1.20  to 1.40  (23.27) to (23.11)
Limited-Term Bond - 2003                   167,608    14.63 to   15.28    2,452,504        3.81  1.20  to 1.40    2.76  to   3.03
Limited-Term Bond - 2002                   176,101    14.20 to   14.87    2,501,055        4.91  1.20  to 1.40    3.99  to   4.18
Limited-Term Bond - 2001                   189,635    13.63 to   14.30    2,585,548        5.51  1.20  to 1.40    6.96  to   7.15
New America Growth - 2003                   48,873    17.59 to   19.81      877,054        0.00  1.20  to 1.40   33.22  to  33.46
New America Growth - 2002                   66,273    13.18 to   14.87      900,683        0.00  1.20  to 1.40  (29.33) to (29.14)
New America Growth - 2001                   82,526    18.60 to   21.04    1,575,674        0.00  1.20  to 1.40  (13.09) to (12.92)
Personal Strategy Balanced - 2003           85,220    20.24 to   20.24    1,724,964        2.20  1.20  to 1.20   23.26  to  23.26
Personal Strategy Balanced - 2002           99,719    16.42 to   16.42    1,636,890        2.53  1.20  to 1.20   (8.88) to  (8.88)
Personal Strategy Balanced - 2001          122,410    18.02 to   18.02    2,205,883        2.87  1.20  to 1.20   (3.58) to  (3.58)

Van Kampen
----------
UIF Emerging Markets Equity - 2003          16,743    10.00 to   10.00      167,400        0.00  1.20  to 1.20   47.93  to  47.93
UIF Emerging Markets Equity - 2002          18,669     6.76 to    6.76      126,219        0.00  1.20  to 1.20   (9.99) to  (9.99)
UIF Emerging Markets Equity - 2001          20,330     7.51 to    7.51      152,702        0.00  1.20  to 1.20   (7.63) to  (7.63)
UIF Core Plus Fixed Income - 2003          132,579    13.21 to   13.21    1,751,770        0.06  1.20  to 1.20    3.36  to   3.36
UIF Core Plus Fixed Income - 2002          114,610    12.78 to   12.78    1,464,765        6.61  1.20  to 1.20    6.06  to   6.06
UIF Core Plus Fixed Income - 2001            8,464    12.05 to   12.05      102,009       10.50  1.20  to 1.20    7.97  to   7.97

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

**These ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits: The following exhibits are filed herewith:

Exhibit #      Description of Exhibit
               ----------------------

(1)  (a)       Resolution of the Board of Directors of Companion Life Insurance
               Company establishing the Variable Account. *

(2)            Not applicable.

(3)  (a)       Principal Underwriter Agreement by and between Companion Life
               Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc. *

     (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer. *

(4)  (a)       Form of Policy for the SERIES V variable annuity Policy. *

     (b)       Form of Riders to the Policy.

          (1)  Systematic Transfer Enrollment Program Endorsement to the
               Policy.*

(5)            Form of Application to the Policy. *

(6)  (a)       Articles of Incorporation of Companion Life Insurance
               Company. ****

     (b)       Bylaws of Companion Life Insurance Company. ****

(7)            Not applicable.


(8)  (a)  (1)  Participation Agreement, as amended, by and among Companion Life
               Insurance Company, Fred Alger Management, Inc. and The Alger American Fund. ****

          (2) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, Fred Alger Management, Inc. and The Alger American Fund. ******

     (b) (1) Participation Agreement, as amended, by and among Companion Life Insurance Company, the Insurance Management Series and Federated Securities Corp. ****

          (2) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, Federated Insurance Series, formerly Insurance Management Series, and Federated Securities Corp. ******

          (3) Amendment No. 4 to the Participation Agreement by and among Companion Life Insurance Company, Federated Insurance Series, formerly Insurance Management Series, and Federated Securities Corp. ******

     (c) (1) Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II and Fidelity Distributors Corporation. ****

          (2) Second Amendment to Participation Agreement among Companion Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.*****

          (3) Fourth Amendment to Participation Agreement among Companion Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation.*****

          (4) Third Amendment to the Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. ******

          (5) Fifth Amendment to the Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. ******

     (d) (1) Participation Agreement, as amended, by and among Companion Life Insurance Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company. ****

          (2) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company. ******

     (e) (1) Participation Agreement, as amended, by and between Companion Life Insurance Company, Pioneer Variable Contracts Trust and Pioneer Funds Distributor, Inc. ****

          (2) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, Pioneer Variable Contracts Trust and Pioneer Funds Distributor, Inc. ******

          (3) Amendment No. 4 to the Participation Agreement by and among Companion Life Insurance Company, Pioneer Variable Contracts Trust and Pioneer Funds Distributor, Inc. ******

     (f) (1) Participation Agreement by and between Companion Life Insurance Company and the Scudder Variable Life Investment Fund. ****

          (2) Amendment No. 2 to the Participation Agreement by and among Companion Life Insurance Company, United of Omaha Life Insurance Company and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I). ******

     (g) (1) Participation Agreement, as amended, by and among Companion Life Insurance Company and T. Rowe Price International Series, T. Rowe Price Fixed Income Series, and T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. ****

          (2) Amended Schedule A effective as of September 28, 2000 to the Participation Agreement by and among Companion Life Insurance Company, T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and
               T. Rowe Price Investment Services, Inc. ******

          (3) Amendment No. 1 to the Participation Agreement by and among Companion Life Insurance Company, T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Investment Services, Inc. ******

     (h) (1) Participation Agreement by and among Companion Life Insurance Company and the Morgan Stanley Universal Funds, Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP. ****

          (2) Amendment to the Participation Agreement by and among Companion Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.). ******

     (i) (1) Participation Agreement by and between Companion Life Insurance Company and BT Insurance Funds Trust.***

          (2) Amendment No. 1 to the Fund Participation Agreement among Deutsche Asset Management VIT Funds, formerly BT Insurance Funds Trust, Bankers Trust Company and Companion Life Insurance Company.*****

(9)            Opinion and Consent of Counsel.

(10)           Consent of Independent Auditors.

(11)           Not applicable.

(12)           Not applicable.

(13)           Not applicable.

(14)           Powers of Attorney. ******


* Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 23, 1997 (File No. 33-98062).

** Incorporated by reference to the Registration Statement for Companion Life Separate Account B filed on April 7, 1998 (File No. 333-18881).

*** Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 26, 2000 (File No. 33-98062).

****Incorporated by reference to the Registration Statement for Companion Life Separate Account B filed on July 11, 2000 (File No. 333-41172).

***** Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 29, 2002 (File No. 33-98062).

****** Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on February 27, 2004 (File No. 33-98062).


Item 25.  Directors and Officers of the Depositor

Our Directors and Senior Officers are:

                                    Principal Positions and Offices with
Name and Business Address/1/        Depositor
----------------------------        ---------------------------------------
John W. Weekly                      Chairman, Director

Daniel P. Neary                     President, Director

William G. Campbell                 Director

Samuel L. Foggie, Sr.               Director

M. Jane Huerter                     Director & Secretary

Charles T. Locke III                Director

James J. O'Neill                    Director

Oscar S. Straus II                  Director

Michael C. Weekly                   Director

Fred C. Boddy                       Director, Vice President, Treasurer and
                                    Assistant Secretary

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


Name of Corporation (where organized)*                      Type of Corporation
---------------------------------------------------------   ---------------------------------------------
Mutual of Omaha Insurance Company (NE)                      Accident & Health Insurance
   Fulcrum Growth Partners, L.L.C. (DE)                     Investment activities
      BalCo Holdings, LLC (DE)                              Investment activities
   KFS Corporation (NE)                                     Holding Corporation
      Kirkpatrick, Pettis, Smith, Polian Inc. (NE)          Registered broker-dealer & investment advisor
      Kirkpatrick Pettis  Capital Management, Inc. (NE)     Registered investment advisor
      Kirkpatrick Pettis Investment Management, Inc. (NE)   Investment advisor
      Kirkpatrick Pettis Trust Company (NE)                 Trust company
   Mutual of Omaha Health Plans, Inc. (NE)                  Holding corporation
      Exclusive Healthcare, Inc. (NE)                       HMO
      Ingenium Benefits, Inc. (NE)                          Administrative services
   Mutual of Omaha Holdings, Inc. (NE)                      Holding corporation
      innowave incorporated (NE)                            Markets water purification products
         innowave Pure Water Technologies, Inc.             Markets water purification products
      Mutual of Omaha Investor Services, Inc. (NE)          Registered securities broker-dealer
      Mutual of Omaha Marketing Corporation (NE)            Markets insurance products
   The Omaha Indemnity Company (WI)                         Property & casualty insurance  (inactive)
   Omaha Property and Casualty Insurance Company (NE)       Property & casualty insurance
      Adjustment Services, Inc. (NE)                        Claims adjusting services
   United of Omaha Life Insurance Company (NE)              Life, H&A insurance/annuities
      Companion Life Insurance Company (NY)                 Life insurance/annuities
      Mutual of Omaha Structured Settlement Company,
       Inc. (CT)                                            Structured settlements
      Mutual of Omaha Structured Settlement Company of
       New York, Inc. (NY)                                  Structured settlements
      United World Life Insurance Company (NE)              Accident & health and life insurance


*Subsidiaries are indicated by indentations.

----------
/1/ Business address for all officers and directors is Companion Life Insurance Company, Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 27. Number of Policyowners


     As of February 29, 2004, there were 672 Owners of the Policies.


Item 28. Indemnification

     The Bylaws of Companion Life, adopted by Companion Life Insurance Company ("Companion") provide for indemnification of a director, officer or employee to the full extent of the law. Generally, the New York Business Corporation Act permits indemnification against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred if the indemnitee acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. However, no indemnification shall be made in any type of action by or in the right of Companion if the proposed indemnitee is adjudged to be liable for negligence or misconduct in the performance of his or her duty to Companion, unless a court determines otherwise.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Companion pursuant to the foregoing provisions, or otherwise, Companion has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by Companion of expenses incurred or paid by a director, officer, or controlling person of Companion in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Companion will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

     (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the Principal Underwriter for policies offered by Companion through Companion Life Separate Account B and by United of Omaha Life Insurance Company through United of Omaha Separate Account C and through United of Omaha Separate Account B.

     (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

          NAME                           TITLE
          -----------------    -------------------------
          John W. Weekly       Chairman, Director
          Richard A. Witt      President, Director
          M. Jane Huerter      Secretary and Director
          Daniel P. Neary      Director
          William J. Bluvas    Vice President, Treasurer


     (c) Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2003, Companion paid $45,847 in total compensation to MOIS; of this amount MOIS retained $4,331 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

Item 30. Location of Accounts and Records

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Companion at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 31. Management Services.

     All management policies are discussed in Part A or Part B of this registration statement.

Item 32. Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.

     (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to Companion at the address or phone number listed in the Prospectus.

     (d) Companion Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Companion Life Insurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, Companion Life Insurance Company and Companion Life Separate Account C certify that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that they have caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 to be signed on their behalf, in the City of Omaha and State of Nebraska, on April 29, 2004.


                                        COMPANION SEPARATE ACCOUNT C
                                        Registrant

                                        COMPANION LIFE INSURANCE COMPANY
                                        Depositor


                                        /s/ Thomas J. McCusker
                                        ----------------------------------------
                                        By: Thomas J. McCusker


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 has been signed by the following persons on April 29, 2004 in the capacities and on the dates indicated.

Signatures                    Title                                     Date
----------------------------  ----------------------------------------  --------

                          *
--------------------------    President                                 04/29/04
Daniel P. Neary

                          *   Vice President and Treasurer,
                              Assistant Secretary
--------------------------    (Chief Financial and Accounting Officer)  04/29/04
Fred C. Boddy

                          *
--------------------------    Director                                  04/29/04
Fred C. Boddy

                          *
--------------------------    Director                                  04/29/04
William G. Campbell

                          *
--------------------------    Director                                  04/29/04
Samuel L. Foggie, Sr.

                          *
--------------------------    Director                                  04/29/04
M. Jane Huerter

                          *
--------------------------    Director                                  04/29/04
Charles T. Locke III

                          *
--------------------------    Director                                  04/29/04
Daniel P. Neary

                          *
--------------------------    Director                                  04/29/04
James J. O'Neill

                          *
--------------------------    Director                                  04/29/04
Oscar S. Straus II

Signatures                    Title                                     Date
----------------------------  ----------------------------------------  --------

                          *
--------------------------
John W. Weekly                Director and Chairman                     04/29/04


                          *
--------------------------
Michael C. Weekly             Director                                  04/29/04

* Signed by Thomas J. McCusker under Powers of Attorney effective January 1, 1999 and December 8, 2003.

--------------------------------------------------------------------------------

                                                       Registration No. 33-98062

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   ----------

                        COMPANION LIFE SEPARATE ACCOUNT C
                        =================================

                                       OF

                        COMPANION LIFE INSURANCE COMPANY


                                    EXHIBITS

                                       TO

                     THE REGISTRATION STATEMENT ON FORM N-4

                                      under

           THE SECURITIES ACT OF 1933, Post-Effective Amendment No. 12

                                       and

              THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 16


--------------------------------------------------------------------------------
                                 April 29, 2004

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.   Description of Exhibit
-----------   --------------------------------
(9)           Opinion and Consent of Counsel.
(10)          Consent of Independent Auditors.